File Nos.  33-13690
                                                                        811-5125
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

      Pre-Effective Amendment No.                                          [__]


      Post-Effective Amendment No. 32                                      [X]
                                                  and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]


      Amendment No. 32                                                     [X]


                        (Check appropriate box or boxes.)

                        DREYFUS VARIABLE INVESTMENT FUND
               (Exact Name of Registrant as Specified in Charter)

            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York      10166
            (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)
      ----


            on  (date)      pursuant to paragraph (b)
              -----------
      ----


       X    60 days after filing pursuant to paragraph (a)(1)
      ----
            on     (date)      pursuant to paragraph (a)(1)
               ---------------
      ----
            75 days after filing pursuant to paragraph (a)(2)
      ----
            on     (date)      pursuant to paragraph (a)(2) of Rule 485
               ---------------
      ----

If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      ----



DREYFUS VARIABLE INVESTMENT FUND

Quality Bond Portfolio


Seeks maximum total return, consisting of capital appreciation and current income, by investing in fixed-income securities

PROSPECTUS May __, 2003



                                                YOU, YOUR ADVISORY AND
                                                (R)DREYFUS
                                                A MELLON FINANCIAL COMPAN(SM)


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





The Portfolio

                                               Dreyfus Variable Investment Fund
                                                         Quality Bond Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             1

Main Risks                                                                2

Past Performance                                                          4

Expenses                                                                  5

Management                                                                6

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          9

Distributions and Taxes                                                   9

Exchange Privilege                                                       10

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH


The portfolio seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio normally invests at least 80% of its assets in bonds, including corporate bonds, mortgage-related securities, collateralized mortgage obligations ("CMOs"), and asset-backed securities, that, when purchased, are rated A or better or are the unrated equivalent as determined by Dreyfus, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including Treasury inflation-protection securities (TIPS).


Concepts to understand

MORTGAGE-RELATED SECURITIES: pools of residential or commercial mortgages whose cash flows are "passed through" to the holders of the securities via monthly payments of interest and principal.

CMO (COLLATERALIZED MORTGAGE OBLIGATION): a security that pools together mortgages and separates them into short-, medium-, and long-term positions (called tranches). Tranches pay different rates of interest depending on their maturity and cash flow predictability.

BOND: an IOU issued by a government or corporation that pays a stated rate of interest and returns the face value on the maturity date.

BOND RATING: a ranking of a bond's quality, based on its ability to pay interest and repay principal. Bonds are rated from a high of "AAA" or "Aaa" (highly unlikely to default) through a low of "D" (companies already in default).


The portfolio also may invest in:

(pound) high grade commercial paper of U.S. issuers

(pound) certificates of deposit, time deposits and bankers' acceptances

(pound) fixed-income securities rated lower than A (but not lower than B), at the time of purchase, or the unrated equivalent as determined by Dreyfus

(pound)  municipal obligations and zero coupon securities

The portfolio may invest up to 10% of assets in foreign securities.


The portfolio may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to manage interest rate risk, to increase returns, or as part of a hedging strategy.



What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

                                                                 The Portfolio 1


MAIN RISKS

The   portfolio's  principal  risks  are  discussed  below.  The  value  of  a
shareholder's   investment  in  the  portfolio  will  fluctuate,  which  means shareholders could lose money.

(pound) INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the portfolio's share price. The longer the portfolio's effective maturity and duration, the more its share price is likely to react to interest rates. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the portfolio might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

(pound) CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the portfolio's share price. Although the portfolio invests primarily in bonds rated A or better, a portion of its assets may be invested in high yield ("junk") bonds which involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

(pound) MARKET RISK. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

(pound) LIQUIDITY RISK. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the portfolio's share price may fall dramatically. Investment in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

(pound) MARKET SECTOR RISK. The portfolio may overweight or underweight certain companies, industries or market sectors, which may cause the portfolio's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

(pound) INFLATION-INDEXED BOND RISK. The principal value of an inflation-indexed bond is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

(pound) PREPAYMENT AND EXTENSION RISK. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the portfolio's potential price gain in response to falling interest rates, reduce the portfolio's yield, or cause the portfolio's share price to fall. When interest rates rise, the effective duration of the portfolio's mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the portfolio's sensitivity to rising rates and its potential for price declines.

2


(pound) LEVERAGING RISK. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions will magnify the portfolio's gains or losses.

(pound) FOREIGN RISK. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency rates.


(pound) DERIVATIVES RISK. The portfolio may invest in derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes, and interest rates), swaps and other credit derivatives, CMOs, stripped mortgage-backed securities and asset-backed securities. A small investment in derivatives could have a potentially large impact on the portfolio's performance. Certain derivatives, such as stripped mortgage-backed securities, may move in the same direction as interest rates. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the portfolio will not correlate with the portfolio's other investments.


Other potential risks


Under adverse market conditions, the portfolio could invest up to all of its assets in money market securities. Although the portfolio would do this for temporary defensive purposes, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.


At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

The portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.

                                                                The Portfolio 3

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total returns of each of the portfolio's share classes to those of the Lehman Brothers Aggregate Bond Index, an unmanaged index of corporate, U.S. government and agency debt instruments, and mortgage-backed and asset-backed securities. Performance for the portfolio's Service shares, which commenced operations on December 31, 2000, is based on the performance of the portfolio's Initial shares prior to that date. The historical performance of the portfolio's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


Year-by-year total returns AS OF 12/31 EACH YEAR (%)


15.33   -4.59   20.42    3.13     9.42     5.49     0.18     11.20   6.69   x.xx
93      94      95       96       97       98       99       00      01     02


INITIAL SHARES


BEST QUARTER:                    QX 'XX                            +X.XX%

WORST QUARTER:                   QX 'XX                            -X.XX%


--------------------------------------------------------------------------------



Average annual total returns AS OF 12/31/02


                                                                    1 Year                    5 Years                   10 Years
------------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                                                        X.XX%                    X.XX%                      X.XX%

SERVICE SHARES                                                        X.XX%                    X.XX%                      X.XX%

LEHMAN BROTHERS
AGGREGATE BOND INDEX                                                  X.XX%                    X.XX%                      X.XX%



4

EXPENSES

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.65%           0.65%

Rule 12b-1 fee                                           none           0.25%


Other expenses                                          x.xx%           x.xx%
--------------------------------------------------------------------------------

TOTAL                                                   X.XX%           X.XX%
--------------------------------------------------------------------------------



Expense example

                                           1 Year                3 Years              5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $XXX                 $XXX                  $XXX                 $XXX

SERVICE SHARES                             $XXX                 $XXX                  $XXX                 $XXX



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                                The Portfolio 5




MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $___ billion in more than ___ mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.65% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $___ trillion of assets under management, administration or custody, including approximately $___ billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The  Dreyfus  Taxable  Fixed  Income Team, which consists of sector specialists,
collectively   makes   investment  decisions  for  the  portfolio.  The  team's
specialists focus on, and monitor conditions in, the different sectors of the fixed income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights for the portfolio and recommend securities for investment.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

6

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by ________________, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the tables, would reduce the investment returns that are shown.




                                                                                                YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                                    2002      2001(1)     2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):


 Net asset value, beginning of period                                                        11.39     10.89      11.50      11.73

 Investment operations:  Investment income -- net                                              .65(2)    .68        .62        .67

                         Net realized and unrealized gain (loss) on investments                .10       .50       (.61)      (.04)

 Total from investment operations                                                              .75      1.18        .01        .63

 Distributions:          Dividends from investment income -- net                              (.69)     (.68)      (.62)      (.68)

                         Dividends from net realized gain on investments                      (.08)       --         --       (.18)

 Total distributions                                                                          (.77)     (.68)      (.62)      (.86)

 Net asset value, end of period                                                              11.37     11.39      10.89      11.50

 Total Return (%)                                                                             6.69     11.20        .18       5.49
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                                             .75       .72        .74        .73

 Ratio of interest expense to average net assets                                                --        --         --        .--

 Ratio of net investment income to average net assets                                         5.57      6.12       5.66       5.74

 Portfolio turnover rate                                                                  1,105.61    917.75     521.51     244.95
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                     191,089   148,885    135,822    121,461


(1)  AS  REQUIRED,  EFFECTIVE  JANUARY 1, 2001,  THE  PORTFOLIO  HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN AMORTIZING  DISCOUNT OR PREMIUMS ON FIXED-INCOME  SECURITIES ON A
     SCIENTIFIC  BASIS.  THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED DECEMBER
     31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $.04,  INCREASE
     NET  REALIZED  AND  UNREALIZED  GAIN ON  INVESTMENTS  PER SHARE BY $.04 AND
     DECREASE  THE RATIO OF NET  INVESTMENT  INCOME TO AVERAGE  NET ASSETS  FROM
     5.91% TO 5.57%.  PER-SHARE  DATA AND  RATIOS/SUPPLEMENTAL  DATA FOR PERIODS
     PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN  RESTATED TO REFLECT  THIS CHANGE IN
     PRESENTATION.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.





                                                               The Portfolio 7


FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                         YEAR ENDED DECEMBER 31,

 SERVICE SHARES                                                                                    2002       2001(2)      2000(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):


 Net asset value, beginning of period                                                                           11.39        11.39

 Investment operations:  Investment income -- net                                                                 .58(3)        --

                         Net realized and unrealized gain (loss) on investments                                   .14           --

 Total from investment operations                                                                                 .72           --

 Distributions:          Dividends from investment income -- net                                                 (.68)          --

                         Dividends from net realized gain on investments                                         (.08)          --

 Total distributions                                                                                             (.76)          --

 Net asset value, end of period                                                                                 11.35        11.39

 Total Return (%)                                                                                                6.37           --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                                                         1.01           --

 Ratio of net investment income to average net assets                                                            5.24           --

 Portfolio turnover rate                                                                                     1,105.61       917.75
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                         23,431            1


(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(2)  AS  REQUIRED,  EFFECTIVE  JANUARY 1, 2001,  THE  PORTFOLIO  HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT OR PREMIUM ON FIXED-INCOME  SECURITIES ON A
     SCIENTIFIC  BASIS.  THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED DECEMBER
     31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $.03,  INCREASE
     NET REALIZED AND UNREALIZED  GAIN (LOSS) ON  INVESTMENTS  PER SHARE BY $.03
     AND DECREASE THE RATIO OF NET INVESTMENT  INCOME TO AVERAGE NET ASSETS FROM
     5.57% TO 5.24%.  PER-SHARE  DATA AND  RATIOS/SUPPLEMENTAL  DATA FOR PERIODS
     PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN  RESTATED TO REFLECT  THIS CHANGE IN
     PRESENTATION.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


8

                                                          Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: QUALITY BOND PORTFOLIO/SHARE CLASS), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number if applicable of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.

DISTRIBUTIONS AND TAXES

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income monthly, and distributes any net capital gains it has realized, once a year.

EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

                                                         Account Information 9



EXCHANGE PRIVILEGE

SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


10


NOTES

NOTES

NOTES

                                                           For More Information

Dreyfus Variable Investment Fund Quality Bond Portfolio
------------------------------------
SEC file number: 811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation                             120P0503



Dreyfus Variable Investment Fund


DEVELOPING LEADERS PORTFOLIO


Seeks maximum capital appreciation by investing in stocks of small-cap companies


PROSPECTUS May __, 2003



YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY(SM)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





The Portfolio


                                               Dreyfus Variable Investment Fund
                                                   Developing Leaders Portfolio


Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          5

Expenses                                                                  6

Management                                                                7

Financial Highlights                                                      8

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         10

Distributions and Taxes                                                  10

Exchange Privilege                                                       11

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                                The Portfolio 1

GOAL/APPROACH


The portfolio seeks to maximize capital appreciation. To pursue this goal, under normal circumstances, the portfolio invests primarily in small-cap companies, which are companies with market capitalizations of less than $2 billion at the time of purchase. However, since the portfolio may continue to hold the securities of companies as their market capitalizations grow, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $2 billion at any given time. The portfolio may invest up to 25% of its assets in foreign securities. The portfolio's investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings.


In choosing stocks, the portfolio uses a blended approach, investing in a combination of growth stocks and value stocks. The portfolio seeks companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Using fundamental research and direct management contact, the portfolio managers seek stocks with strong positions in major product lines, sustained achievement records and strong financial conditions. They also seek special situations, such as corporate restructurings or management changes, that could increase the stock price.

The portfolio managers use a sector management approach, supervising a team of sector managers who each make buy and sell decisions within their respective areas of expertise.

The portfolio typically sells a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance, or when the stock is fully valued by the market.

Concepts to understand

SMALL-CAP COMPANIES: new, often entrepreneurial companies. Small-cap companies tend to grow faster than large-cap companies, but frequently are more volatile, more vulnerable to major setbacks, and have a higher failure rate than larger companies.

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

2

MAIN RISKS


The portfolio's principal risks are discussed below. The value of a shareholder' s investment in the portfolio will fluctuate, sometimes dramatically, which means shareholders could lose money.


  (pound) MARKET RISK. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

  (pound) ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

  (pound) SMALLER COMPANY RISK. Small companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the portfolio' s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the portfolio' s investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

  (pound) MARKET SECTOR RISK. The portfolio may overweight or underweight certain companies, industries or market sectors, which may cause the portfolio's performance to be more or less sensitive to developments affecting those companies, industries or sectors.


  (pound) GROWTH AND VALUE STOCK RISK. By investing in a mix of growth and value companies, the portfolio assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued.


Other potential risks


Under adverse market conditions, the portfolio could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the portfolio would do this for temporary defensive purposes, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.


The portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

                                                                 The Portfolio 3


MAIN RISKS (CONTINUED)

   (pound) IPO RISK. The portfolio may purchase securities of companies in initial purchase offerings ("IPOs"). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in relative to the size of the portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

  (pound) FOREIGN INVESTMENT RISK. To the extent the portfolio invests in foreign securities, its performance may be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Each of these risks could increase the portfolio's volatility.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.


4

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total returns of each of the portfolio's share classes to those of the Russell 2000 Index, a widely recognized, unmanaged index of smaller capitalization common stocks. Performance for the portfolio' s Service shares, which commenced operations on December 31, 2000, is based on the performance of the portfolio's Initial shares prior to that date. The historical performance of the portfolio's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)


68.31    7.75     29.38    16.60   16.75   -3.44   23.15   13.31   -16.12   x.xx
93       94       95       96      97      98      99      00      01       02


INITIAL SHARES


BEST QUARTER:                    QX 'XX                           +XX.XX%

WORST QUARTER:                   QX 'XX                           -XX.XX%


--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02

                                                                 1 Year                   5 Years                   10 Years
-----------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                                    X.XX%                     X.XX%                      X.XX%

SERVICE SHARES                                                    X.XX%                     X.XX%                      X.XX%

RUSSELL 2000
VALUE INDEX                                                       X.XX%                     X.XX%                      X.XX%


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

                                                               The Portfolio 5




EXPENSES

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%


Other expenses                                          x.xx%           x.xx%
--------------------------------------------------------------------------------

TOTAL                                                   X.XX%           X.XX%
--------------------------------------------------------------------------------



Expense example

                                           1 Year              3 Years              5 Years              10 Years
-----------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                             $XXX                 $XXX                  $XXX                 $XXX

SERVICE SHARES                             $XXX                 $XXX                  $XXX                 $XXX




This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.


6


MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $___ billion in over ___ mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.75% of the portfolio' s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $___ trillion of assets under management, administration or custody, including approximately $___ billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Hilary Woods and Paul Kandel have been the portfolio's primary portfolio managers since October 1996. Ms. Woods joined Dreyfus in 1987 as senior sector manager for the capital goods industry. Mr. Kandel joined Dreyfus in 1994 as senior sector manager for the technology and telecommunications industries.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                The Portfolio 7


FINANCIAL HIGHLIGHTS


The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by ______________, whose report, along with the portfolio' s financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.



                                                                                           YEAR ENDED DECEMBER 31,


 INITIAL SHARES                                                               2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                                   40.30     66.34      53.91     57.14

 Investment operations:  Investment income -- net                                         .11(1)    .17(1)     .04(1)    .04

                         Net realized and unrealized
                         gain (loss) on investments                                     (2.63)     7.16      12.43     (2.21)

 Total from investment operations                                                       (2.52)     7.33      12.47     (2.17)

 Distributions:          Dividends from investment
                         income -- net                                                   (.17)     (.27)     (.04)   (.00)(2)

                         Dividends from net realized
                         gain on investments                                            (1.38)   (33.10)        --     (1.06)

                         Dividends in excess of net
                         realized gain on investments                                   (1.10)        --        --        --

 Total distributions                                                                    (2.65)   (33.37)      (.04)    (1.06)

 Net asset value, end of period                                                         35.13     40.30      66.34     53.91

 Total Return (%)                                                                       (6.12)    13.31      23.15     (3.44)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                                  .79       .78        .78       .77

 Ratio of net investment income
 to average net assets                                                                    .29       .24        .07       .07

 Portfolio turnover rate                                                                84.45     64.99      40.60     75.04
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                687,283   688,070  1,295,698 1,246,804


(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.





                                                                                                  YEAR ENDED DECEMBER 31,


 SERVICE SHARES                                                                               2002        2001        2000(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                                                     40.30        40.30

 Investment operations:  Investment (loss)                                                                 (.01)(2)      --

                         Net realized and unrealized gain (loss) on investments                           (2.67)         --

 Total from investment operations                                                                         (2.68)         --

 Distributions:          Dividends from investment income -- net                                           (.12)         --
                          Dividends from net realized
                          gain on investments                                                               (1.38)
                        Dividends in excess of net
                         realized gain on investments                                                       (1.10)        --

 Total distributions                                                                                       (2.60)
 Net asset value, end of period                                                                            35.02        40.30

 Total Return (%)                                                                                          (6.47)         --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                                                    1.11           --

 Ratio of investment (loss) to average net assets                                                           (.02)          --

 Portfolio turnover rate                                                                                   84.45        64.99
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                     5,796            1


(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.



                                                               The Portfolio 9

                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

The price for portfolio shares is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.


Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: Developing Leaders Portfolio/ share class), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.


The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

The portfolio usually declares and pays dividends from its net investment income, and distributes any net capital gains it has realized, once a year.

Each  share  class will generate a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

10


EXCHANGE PRIVILEGE

Shareholders can exchange shares of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

                                                         Account Information 11


NOTES

NOTES

                                                           For More Information

Dreyfus Variable Investment Fund
Developing Leaders Portfolio
------------------------------------
SEC file number: 811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation                         121P0503





Dreyfus Variable Investment Fund

Small Company Stock Portfolio


Seeks capital appreciation  by investing in stocks of small companies

PROSPECTUS May __, 2003


YOU, YOUR ADVISOR
AND DREYFUS A
MELLON FINANCIAL
COMPANY(SM)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





The Portfolio

                                               Dreyfus Variable Investment Fund

                                                  Small Company Stock Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          5

Expenses                                                                  6

Management                                                                7

Financial Highlights                                                      8

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         10

Distributions and Taxes                                                  10

Exchange Privilege                                                       11

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                               The Portfolio 1

GOAL/APPROACH


The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of small companies. Small companies are those with market caps ranging from $250 million to $1.5 billion at the time of purchase. However, since the portfolio may continue to hold its securities as their market capitalizations grow, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $1.5 billion at any given time.

The portfolio's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter. Stocks are chosen through a disciplined process combining computer modeling techniques, fundamental analysis and risk management to create a blended portfolio of growth and value stocks. The portfolio seeks consistency of returns with its benchmark, the Standard & Poor's SmallCap 600 Index ("S&P 600").


Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

(pound) value, or how a stock is priced relative to its perceived intrinsic worth

(pound)  growth, in this case the sustainability or growth of earnings

(pound)  financial profile, which measures the financial health of the company


Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on a variety of sources, including Wall Street research and company management. Then Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The portfolio is structured so that its sector weightings and risk characteristics, such as growth, size and yield, are similar to those of the S&P 600.

The portfolio may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy.


Concepts to understand

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a large universe of stocks. The model screens each stock for relative attractiveness within its economic sector and industry. Dreyfus reviews each of the screens on a regular basis, and maintains the flexibility to adapt the screening criteria to changes in market and economic conditions.

SMALL COMPANIES: new, often entrepreneurial companies. Small companies tend to grow faster than large-cap companies, but frequently are more volatile, more vulnerable to major setbacks, and have a higher failure rate than larger companies.

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to sales ratios, and tend to be more volatile than value stocks.


VALUE COMPANIES: companies that appear undervalued in terms of price relative to other financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.


2

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.



MAIN RISKS


The   portfolio's  principal  risks  are  discussed  below.  The  value  of  a
shareholder's   investment   in   the   portfolio  will  fluctuate,  sometimes
dramatically, which means shareholders could lose money.


  (pound) MARKET  RISK.  The value of a security  may  decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

  (pound) ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

  (pound) SMALLER COMPANY RISK. Small companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the portfolio's ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the portfolio's investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.


  (pound) GROWTH AND VALUE STOCK RISK. By investing in a mix of growth and value companies, the portfolio assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued.


  (pound) MARKET SECTOR RISK. The portfolio may overweight or underweight certain companies, industries or market sectors, which may cause the portfolio's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

  (pound) IPO RISK. The portfolio may purchase securities of companies in initial public offerings ("IPOs"). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in relative to the size of the portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.

                                                               The Portfolio 3


MAIN RISKS (CONTINUED)


  (pound) DERIVATIVES   RISK.   The  portfolio  may  invest  in  derivative
          instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies). A small investment in derivatives could have a potentially large impact on the portfolio's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the portfolio will not correlate with the porfolio's other investments.


  (pound) LEVERAGE RISK. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the portfolio's gains or losses.

Other potential risks


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this for temporary defensive purposes, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.


The portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.

4

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total returns of each of the portfolio's share classes to those of the S&P 600 and the Russell 2500(tm) Index (Russell 2500), each a widely recognized, unmanaged index of small company stock performance. Performance for the portfolio's Service shares, which commenced operations on December 31, 2000, is based on the performance of the portfolio's Initial shares prior to that date. The historical performance of the portfolio's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                                 21.77   -5.97   10.60   8.53    -1.53   x.xx
 93      94      95      96      97      98      99      00      01      02

INITIAL SHARES

BEST QUARTER:                    QX 'XX                           +XX.XX%

WORST QUARTER:                   QX 'XX                           -XX.XX%

Average annual total returns AS OF 12/31/02

                                                                                                                    Since
                                                                                                                  inception
                                                                                                                of portfolio

                                                         1 Year                       5 Years                       (5/1/96)
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SHARES                                            X.XX%                         X.XX%                          X.XX%

SERVICE SHARES                                            X.XX%                         X.XX%                          X.XX%

S&P 600*                                                  X.XX%                         X.XX%                          X.XX%**

RUSSELL 2500*                                             X.XX%                         X.XX%                          X.XX%**

*    THE  S&P 600  CONSISTS  OF 600  DOMESTIC  STOCKS  CHOSEN  FOR  MARKET  SIZE
     LIQUIDITY  (BID-ASKED  SPREAD,  OWNERSHIP,  SHARE TURNOVER AND NUMBER OF NO
     TRADE  DAYS),  AND  INDUSTRY  GROUP  REPRESENTATION.  IT IS A  MARKET-VALUE
     WEIGHTED INDEX (I.E., STOCK PRICE TIMES THE NUMBER OF SHARES OUTSTANDING) ,
     WITH EACH STOCK'S  WEIGHT IN THE INDEX  PROPORTIONATE  TO ITS MARKET VALUE,
     WHICH HAS BEEN SELECTED AS THE PRIMARY INDEX FOR COMPARING THE  PORTFOLIO'S
     PERFORMANCE,  AND IT IS EXPECTED TO MORE ACCURATELY REFLECT THE COMPOSITION
     OF THE  PORTFOLIO ON A GOING  FORWARD  BASIS.  PERFORMANCE  FOR THE RUSSELL
     2500, THE PORTFOLIO'S PREVIOUS BENCHMARK INDEX, IS ALSO SHOWN, BUT WILL NOT
     BE PROVIDED IN THE FUTURE.

**   FOR COMPARATIVE PURPOSES, THE VALUE OF EACH INDEX ON 4/30/96 IS USED AS THE
     BEGINNING VALUE ON 5/1/96.



Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

                                                               The Portfolio 5




EXPENSES

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial            Service
                                                    shares              shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%


Other expenses                                          x.xx%           x.xx%
--------------------------------------------------------------------------------

TOTAL                                                   X.XX%           X.XX%

 -------------------------------------------------------------------------------


Expense example

                                           1 Year                3 Years              5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                             $XXX                 $XXX                  $XXX                 $XXX

SERVICE SHARES                             $XXX                 $XXX                  $XXX                 $XXX



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

6



MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $___ billion in over ___ mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.75% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $___ trillion of assets under management, administration or custody, including approximately $___ billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Anthony Galise and James Wadsworth have been the portfolio's primary portfolio managers since its inception. Mr. Galise has been a portfolio manager with Dreyfus since April 1996 and also is a portfolio manager at Laurel Capital Advisors, an affiliate of Dreyfus. Mr. Galise is a vice president and portfolio manager at Mellon. He joined Mellon in 1993 with over 20 years of equity investment experience. Mr. Wadsworth has been a portfolio manager with Dreyfus since September 1996, and has been employed by Laurel Capital Advisors, an affiliate of Dreyfus, since October 1990, serving as chief investment officer of Laurel Capital Advisors since June 1994. Mr. Wadsworth also is a senior vice president of Mellon, where he has been employed since 1977.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                               The Portfolio 7


FINANCIAL HIGHLIGHTS


The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by ________________, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.



                                                                                                 YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                                   2002       2001      2000       1999      1998
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):

 Net asset value, beginning of period                                                        18.08     16.69      15.09     16.13

 Investment operations:  Investment income -- net                                              .03(1)    .02(1)     .04(1)    .04

                         Net realized and unrealized
                         gain (loss) on investments                                           (.31)     1.40       1.56      (.99)

 Total from investment operations                                                             (.28)     1.42       1.60      (.95)

 Distributions:          Dividends from investment
                         income -- net                                                        (.01)     (.03)        --      (.04)

                         Dividends from net realized
                         gain on investments                                                    --        --         --      (.05)

 Total distributions                                                                          (.01)     (.03)        --      (.09)

 Net asset value, end of period                                                              17.79     18.08      16.69     15.09

 Total Return (%)                                                                            (1.53)     8.53      10.60     (5.97)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                                      1.03       .93        .97       .98

 Ratio of net investment income to average net assets                                          .16       .09        .24       .26

 Portfolio turnover rate                                                                     60.40     84.47      47.01     45.09
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                      33,341    35,956     32,530    34,857

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


8




                                                                                                        YEAR ENDED DECEMBER 31,

 SERVICE SHARES                                                                                    2002        2001        2000(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                                                          18.08        18.08

 Investment operations:  Investment income -- net                                                               (.03)(2)       --

                         Net realized and unrealized
                         gain (loss) on investments                                                             (.31)          --

 Total from investment operations                                                                               (.34)          --

 Distributions:          Dividends from investment
                         income -- net                                                                          (.01)          --

 Net asset value, end of period                                                                                17.73        18.08

 Total Return (%)                                                                                              (1.86)          --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                                                        1.39           --

 Ratio of net investment income to average net assets                                                           (.18)          --

 Portfolio turnover rate                                                                                       60.40        84.47
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                         1,944            1



(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


                                                                                                                   The Portfolio 9



                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

The price for  portfolio  shares is the net asset  value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/Dreyfus Variable Investment Fund: Small Company Stock Portfolio/share class), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES


The portfolio usually declares and pays dividends from its net investment income
and   distributes  any  net  capital  gains  it  has  realized,  once  a  year.


Each  share  class will generate a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

10




EXCHANGE PRIVILEGE

Shareholders can exchange shares of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

                                                         Account Information 11


NOTES

NOTES

                                                           For More Information

Dreyfus Variable Investment Fund
Small Company Stock Portfolio
-------------------------------------
SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation                                   151P0503



Dreyfus Variable Investment Fund

Balanced Portfolio


Seeks long-term capital growth and current income

PROSPECTUS May __, 2003



YOU, YOUR ADVISOR AND DREYFUS
A MELLON FINANCIAL
COMPANY(SM)


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





The Portfolio

                                               Dreyfus Variable Investment Fund
                                                             Balanced Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             1

Main Risks                                                                2

Past Performance                                                          4

Expenses                                                                  5

Management                                                                6

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          9

Distributions and Taxes                                                   9

Exchange Privilege                                                       10

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH


The portfolio seeks long-term capital growth and current income. To pursue this goal, the portfolio invests in a diversified mix of stocks and investment grade bonds of both U.S. and foreign issuers. The portfolio's normal asset allocation is approximately 60% stocks and 40% bonds. However, the portfolio is permitted to invest up to 75%, and as little as 40%, of its assets in stocks and up to 60%, and as little as 25%, of its assets in bonds.


The  portfolio's  stock investments may include common stocks, preferred stocks
and   convertible  securities,  including  those  purchased  in  initial  public offerings or shortly thereafter.

In allocating assets between stocks and bonds, the portfolio managers assess the relative return and risks of each asset class using a model which analyzes several factors, including interest-rate-adjusted price/earnings ratios, the valuation and volatility levels of stocks relative to bonds, and other economic factors, such as interest rates.

In selecting stocks, Dreyfus uses a valuation model to identify and rank stocks within an industry or sector, based on:

(pound) VALUE, or how a stock is priced relative to its perceived intrinsic worth

(pound) GROWTH, in this case the sustainability or growth of earnings or cash flow

(pound) FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities. While the manager employs a value-tilt approach, the portfolio can invest in a mix of value and growth companies. Dreyfus then manages risk by diversifying across companies and industries.


In choosing bonds, the portfolio managers review economic, market and other factors, leading to valuations by sector, maturity and quality. The portfolio's bond component consists primarily of domestic and foreign bonds issued by corporations or governments and rated investment grade or considered to be of comparable quality by Dreyfus. The portfolio also may invest in mortgage-related securities, including collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, and asset-backed securities.

The portfolio may, but is not required to, use derivatives as a substitute for taking a position in an underlying asset, to manage interest rate risk, to increase returns, or as part of a hedging strategy.


What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Concepts to understand



GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.


VALUE COMPANIES: companies that appear undervalued in terms of price relative to other financial measurements of their intrinsic worth or business prospects (such as price-to- earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.


                                                               The Portfolio 1


MAIN RISKS


The stock and bond markets can perform differently from each other at any given time (as well as over the long term), so the portfolio will be affected by its asset allocation. If the portfolio favors an asset class during a period when that class underperforms, performance may be hurt. The portfolio's principal risks are discussed below. The value of a shareholder's investment in the portfolio will fluctuate, sometimes dramatically, which means shareholders could lose money.


  (pound) MARKET  RISK.  The value of a security  may  decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

  (pound) ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

  (pound) FOREIGN  INVESTMENT  RISK. To the extent the  portfolio  invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the portfolio's volatility.


  (pound) DERIVATIVES RISK. The portfolio may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and interest rates), swaps and other credit derivatives, CMOs, stripped mortgage-backed securities and asset backed securities. A small investment in derivatives could have a potentially large impact on the portfolio's performance. Certain derivatives such as stripped mortgage - backed securities, may move in the same direction as interest rates. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the portfolio will not correlate with the portfolio's other investments.


  (pound) LEVERAGING RISK. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the portfolio's gains or losses.


The portfolio's investments in stocks and other equity securities are subject to the following principal risks:

  (pound) GROWTH AND VALUE STOCK RISK. By investing in a mix of growth and value companies, the portfolio assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued.


  (pound) MIDSIZE COMPANY STOCK RISK. Investments in midsize company stocks tend to be more volatile than large company stocks and could have a disproportionate effect on performance.

  (pound) MARKET SECTOR RISK. The portfolio may overweight or underweight certain companies, industries or market sectors, which may cause the portfolio's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

2

  (pound) IPO RISK.  The  portfolio  may purchase  securities of companies in
          initial  public  offerings  ("IPOs").   The   prices  of  securities
          purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in relative to the size of the portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.


The portfolio's investments in bonds and other fixed income securities are subject to the following principal risks:


  (pound) INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the portfolio's share price. The longer the effective maturity and duration of the bond portion of the portfolio, the more its share price is likely to react to interest rates.

 (pound) CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the portfolio's share price. Although the portfolio's bond investments are primarily in investment grade bonds, it may invest to a limited extent in high yield ("junk") bonds which involve greater credit risk, including the risk of default, than investment grade bonds and are considered speculative. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

  (pound) LIQUIDITY RISK. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the portfolio's share price may fall dramatically.


  (pound) INFLATION-INDEXED   BOND  RISK.   The   principal   value  of  an
          inflation-indexed bond is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

  (pound) PREPAYMENT AND EXTENSION RISK. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the portfolio's potential price gain in response to falling interest rates, reduce the portfolio's yield, or cause the portfolio's share price to fall. When interest rates rise, the effective duration of the portfolio's mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the portfolio's sensitivity to rising rates and its potential for price declines.


Other potential risks


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this for temporary defensive purposes, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.


At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.




The portfolio may lend its securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.

                                                                The Portfolio 3

PAST PERFORMANCE


The bar chart and table shown illustrate the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total returns of each of the portfolio's share classes to those of the S&P 500((reg.tm)) Index, a widely recognized unmanaged index of stock performance, and the Lehman Brothers Aggregate Bond Index ("Lehman Aggregate Index"), a widely recognized unmanaged index of bond performance. Two other indexes also are included in the table -- the Lehman Brothers Intermediate Government/Credit Bond Index ("Lehman Intermediate Index"), a recognized unmanaged index of U.S. government and investment grade corporate bonds with maturities between one and ten years, and a hybrid index composed of 60% S& P 500 and 40% Lehman Intermediate Index. Performance for the portfolio's Service shares, which commenced operations on December 31, 2000, is based on the performance of the portfolio's Initial shares prior to that date. The historical performance of the portfolio's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)


                                        22.34   8.13    -2.98   -9.12   X.XX
93      94      95      96      97      98      99      01      01      02


INITIAL SHARES

BEST QUARTER:                    Q 'XX                           XXX%

WORST QUARTER:                   Q 'XX                           XXX%


Average annual total returns AS OF 12/31/02

                                                                                                                        Since
                                                                                                                     inception
                                                                                                                    of portfolio
                                                                  1 Year                     5 Years                   (5/1/97)
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SHARES                                                      X.XX%                      X.XX%                      X.XX%

SERVICE SHARES                                                      X.XX%                      X.XX%                      X.XX%

S&P 500 INDEX                                                       X.XX%                      X.XX%                      X.XX%**

LEHMAN
AGGREGATE INDEX*                                                    X.XX%                      X.XX%                      X.XX%**

HYBRID
AGGREGATE INDEX                                                     X.XX%                      X.XX%                      X.XX%**

LEHMAN
INTERMEDIATE INDEX                                                  X.XX%                      X.XX%                      X.XX%**

HYBRID
INTERMEDIATE INDEX                                                  X.XX%                      X.XX%                      X.XX%**

*    THE  LEHMAN  AGGREGATE  INDEX IS A  BROADER-BASED  INDEX  THAN  THE  LEHMAN
     INTERMEDIATE   INDEX  AND   INCLUDES   MORTGAGE-BACKED   AND   ASSET-BACKED
     SECURITIES.  IT HAS BEEN  SELECTED  AS A PRIMARY  INDEX FOR  COMPARING  THE
     FUND'S  PERFORMANCE.  PERFORMANCE  FOR THE  LEHMAN  INTERMEDIATE  INDEX AND
     HYBRID INDEX,  THE  PORTFOLIO'S  PREVIOUS  BENCHMARK  INDEXES,  WILL NOT BE
     PROVIDED IN THE FUTURE.

**   FOR COMPARATIVE PURPOSES, THE VALUE OF EACH INDEX ON 4/30/97 IS USED AS THE
     BEGINNING VALUE ON 5/1/97.




Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

4



EXPENSES

Investors using this portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%


Other expenses                                          x.xx%           x.xx%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      X.XX%           X.XX%

Fee waiver and/or
expense reimbursement                                      --           x.xx%
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 X.XX%           X.XX%

* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL DECEMBER 31, 2003, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWING) EXCEED 1.00%.
--------------------------------------------------------------------------------

Expense example

                                           1 Year                3 Years              5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SHARES                             $XXX                 $XXX                  $XXX                 $XXX

SERVICE SHARES                             $XXX                 $XXX                  $XXX                 $XXX



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                                The Portfolio 5




MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $___ billion in over ___ mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.75% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $___ trillion of assets under management, administration or custody, including approximately $___ billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Since December 2001, Douglas Ramos has managed the portfolio's asset allocation and the equity portion of the portfolio. Mr. Ramos has been employed by Dreyfus since July 1997 and is co-director of Dreyfus equity research. The Dreyfus taxable fixed-income team, which consists of sector specialists, collectively makes investment decisions for the bond portion of the portfolio. The team's specialists focus on, and monitor conditions in, the different sectors of the fixed-income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights and recommend securities for investment.


The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

6

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by ________________, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the tables, would reduce the investment returns that are shown.

                                                                                                      YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                                   2002      2001(1)    2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):

 Net asset value, beginning of period                                                        15.00     16.02      15.94      14.04

 Investment operations:  Investment income -- net                                              .27(2)    .52(2)     .47(2)     .43

                         Net realized and unrealized gain (loss) on investments              (1.65)     (.97)       .80       2.67

 Total from investment operations                                                            (1.38)     (.45)      1.27       3.10

 Distributions:          Dividends from investment income -- net                              (.28)     (.48)      (.46)      (.43)

                         Dividends from net realized gain on investments                        --      (.09)      (.73)      (.77)

 Total distributions                                                                          (.28)     (.57)     (1.19)     (1.20)

 Net asset value, end of period                                                              13.34     15.00      16.02      15.94

 Total Return (%)                                                                            (9.12)    (2.98)      8.13      22.34
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                                       .85       .85        .86        .87

 Ratio of net investment income to average net assets                                         1.92      3.35       2.94       2.98

 Portfolio turnover rate                                                                    128.44    111.66      98.61     111.75
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                      96,290   105,569     90,130     59,841


(1)  AS  REQUIRED,  EFFECTIVE  JANUARY 1, 2001,  THE  PORTFOLIO  HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN AMORTIZING PREMIUMS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE
     FOR THE PERIOD  ENDED  DECEMBER  31,  2001 WAS TO DECREASE  NET  INVESTMENT
     INCOME PER SHARE BY $.01,  INCREASE NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS  PER SHARE BY $.01, AND DECREASE THE RATIO OF NET INVESTMENT
     INCOME TO  AVERAGE  NET  ASSETS  FROM  2.02% TO 1.92%.  PER SHARE  DATA AND
     RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN
     RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.


                                                                                                                    The Portfolio 7


FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                                         YEAR ENDED DECEMBER 31,

 SERVICE SHARES                                                                                    2002        2001(2)     2000(1)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):

 Net asset value, beginning of period                                                                           15.00      15.00

 Investment operations:  Investment income -- net                                                                 .22(4)      --

                         Net realized and unrealized gain (loss) on investments                                 (1.63)        --

 Total from investment operations                                                                               (1.41)        --

 Distributions:          Dividends from investment income -- net                                                 (.26)        --

 Net asset value, end of period                                                                                 13.33      15.00

 Total Return (%)                                                                                               (9.31)        --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                                                         1.00         --

 Ratio of net investment income to average net assets                                                            1.66         --

 Decrease reflected in above expense ratios due to
 undertakings by The Dreyfus Corporation                                                                          .16         --

 Portfolio turnover rate                                                                                       128.44     111.66
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                         15,396         --(3



(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(2)  AS  REQUIRED,  EFFECTIVE  JANUARY 1, 2001,  THE  PORTFOLIO  HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN AMORTIZING PREMIUMS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE
     FOR THE PERIOD  ENDED  DECEMBER  31,  2001 WAS TO DECREASE  NET  INVESTMENT
     INCOME PER SHARE BY $.01,  INCREASE NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS  PER SHARE BY $.01, AND DECREASE THE RATIO OF NET INVESTMENT
     INCOME TO  AVERAGE  NET  ASSETS  FROM  1.77% TO 1.66%.  PER SHARE  DATA AND
     RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN
     RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(3)  AMOUNT REPRESENTS LESS THAN $1,000.

(4)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

8



                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: BALANCED PORTFOLIO/ SHARE CLASS), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number if applicable of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.

DISTRIBUTIONS AND TAXES

THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income quarterly, and distributes any net capital gains it has realized, once a year.

EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

                                                         Account Information 9



EXCHANGE PRIVILEGE

SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

10

NOTES

NOTES

NOTES

                                                           For More Information

Dreyfus Variable Investment Fund Balanced Portfolio
-------------------------------------
SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation                                   154P0503





VIF--SVP118SP0503

1/30/03#2

Dreyfus Variable Investment Fund

Special Value Portfolio

Seeks maximum total return by investing in stocks of value companies


PROSPECTUS May __, 2003


YOU, YOUR ADVISOR
AND DREYFUS
A MELLON FINANCIAL
COMPANY (sm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




                                                                The Portfolio 1


                                               Dreyfus Variable Investment Fund

                                                        Special Value Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          5

Expenses                                                                  6

Management                                                                7

Financial Highlights                                                      8

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         10

Distributions and Taxes                                                  10

Exchange Privilege                                                       11

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.


While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment advisers, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.


                                                                The Portfolio  1

GOAL/APPROACH


The portfolio seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio normally invests at least 80% of its assets in stocks. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign companies of any size, including those purchased in initial public offerings or shortly thereafter.

The portfolio manager seeks to identify attractively valued companies with current or emerging earnings growth that may not be fully recognized or appreciated by the market. Generally, there are two types of companies which may exhibit the characteristics the portfolio manager is seeking. The first type is a company that is out of favor with investors but which the portfolio manager expects will experience an improved earnings cycle over the next 12 to 18 months due to corporate restructuring, new product development, an industry cycle turn, increased management focus on shareholder value or improving balance sheet and cash flow. The second type is a company currently delivering good growth characteristics but which the portfolio manager believes is being mispriced by
the   market   based  on  short-term  earnings  results  relative  to  "street"
expectations or market uncertainty regarding subtainability of earnings growth.

The portfolio manager may sell investments when price objectives are reached, the risk/reward outlook changes, or a company's fundamentals change. Certain securities may be acquired from time to time in an effort to earn short-term profits.


The portfolio also may invest in bonds that offer opportunities for capital growth. These bonds may be investment grade or below investment grade in quality.


The portfolio may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to manage interest rate risk, to increase returns, or as part of a hedging strategy. The portfolio also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.


What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Concepts to understand


VALUE COMPANIES: companies that appear undervalued in terms of price relative to other financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.


INITIAL PUBLIC OFFERING (IPO): a company's first offering of stock to the public.

2

MAIN RISKS

The   portfolio's  principal  risks  are  discussed  below.  The  value  of  a
shareholder's   investment   in   the   portfolio  will  fluctuate,  sometimes
dramatically, which means shareholders could lose money.

  (pound) MARKET  RISK.  The value of a security  may  decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

  (pound) ISSUER RISK. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

  (pound) VALUE STOCK RISK. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio' s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

  (pound) MARKET SECTOR RISK. The portfolio may overweight or underweight certain companies, industries or market sectors, which may cause the portfolio's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

  (pound) LEVERAGING  RISK. The use of leverage,  such as borrowing  money to
          purchase  securities,   engaging  in  reverse  repurchase  agreements,
          lending portfolio securities and engaging in forward commitment transactions, will magnify the portfolio's gains or losses.

  (pound) SMALLER COMPANY RISK. Small and midsize  companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses) , and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the portfolio's ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the portfolio' s investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

  (pound) FOREIGN  INVESTMENT  RISK. To the extent the  portfolio  invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the portfolio's volatility.

                                                                The Portfolio 3


MAIN RISKS (CONTINUED)

  (pound) IPO RISK. The portfolio may purchase securities of companies in initial public offerings ("IPOs"). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in relative to the size of the portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.


 (pound)  DERIVATIVES   RISK.   The  portfolio  may  invest  in  derivative
          instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates). A small investment in derivatives could have a potentially large impact on the portfolio' s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the portfolio will not correlate with the portfolio's other investments.


  (pound) SHORT SALE RISK. The portfolio may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the portfolio.

Other potential risks


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.


At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

The portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.

To the extent the portfolio invests in bonds, such investments will be subject to interest rate risk and credit risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and accordingly, the portfolio's share price. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the portfolio's share price. The prices of high yield ("junk") bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.


4

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total returns of each of the portfolio's share classes to those of the Russell 1000 Value Index, an unmanaged broad-based index that measures value stock performance. Performance for the portfolio's Service shares, which commenced operations on December 31, 2000, is based on the performance of the portfolio's Initial shares prior to that date. The historical performance of the portfolio's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to
differences    in    expenses.
--------------------------------------------------------------------------------

Year-by-year total returns* AS OF 12/31 EACH YEAR (%)

28.69   -1.56   -2.26   -3.62   23.14   16.69   7.27    5.70    -7.97   xxx
93      94      95      96      97      98      99      00      01      02

INITIAL SHARES

BEST QUARTER:                    QX 'XX                           +XX.XX%

WORST QUARTER:                   QX 'XX                           -XX.XX%
--------------------------------------------------------------------------------

Average annual total returns* AS OF 12/31/02



                                                                    1 Year                     5 Years                   10 Years
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SHARES                                                       X.XX%                     X.XX%                      X.XX%

SERVICE SHARES                                                       X.XX%                     X.XX%                      X.XX%

RUSSELL 1000
VALUE INDEX                                                          X.XX%                     X.XX%                      X.XX%
------------------------------------------------------------------------------------------------------------------------------------

* JENNISON ASSOCIATES LLC BECAME THE PORTFOLIO'S SUB-INVESTMENT ADVISER
  EFFECTIVE SEPTEMBER 17, 2002.



Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

                                                                The Portfolio 5




EXPENSES

Investors using the portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial            Service
                                                    shares             shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%


Other expenses                                          x.xx%           x.xx%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      X.XX%           X.XX%

Fee waiver and/or
expense reimbursement                                   x.xx%           x.xx%
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 X.XX%           X.XX%

* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL DECEMBER 31, 2003, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.00%.

--------------------------------------------------------------------------------

Expense example

                                           1 Year                3 Years              5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------


INITIAL SHARES                             $XXX                 $XXX                  $XXX                 $XXX

SERVICE SHARES                             $XXX                 $XXX                  $XXX                 $XXX




This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses:
$10,000 initial investment, 5% total return each year and no changes in expenses. The one-year number and the first year of the three-, five- and ten-year numbers are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

6

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.





MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $___ billion in over ___ mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.74% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $___ trillion of assets under management, administration or custody, including approximately $___ billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Dreyfus has engaged Jennison Associates LLC ("Jennison"), to serve as the portfolio's sub-investment adviser. Jennison, located at 466 Lexington Avenue, New York, New York 10017, was formed in 1969 and, as of December 31, 2002, managed approximately $48 billion in discretionary accounts. The portfolio's primary portfolio managers are Mark G. DeFranco and Brian M. Gillott. They have been the portfolio' s primary portfolio managers since September 2002 and both are senior vice presidents, equity portfolio managers and research analysts of Jennison. Before joining Jennison in 1998, Mr. DeFranco was a precious metal equity analyst and portfolio manager at Pomboy Capital from 1995 until 1998, and Mr. Gillott was an equity analyst at Soros Fund Management.

The portfolio, Dreyfus, Jennison and Dreyfus Service Corporation (the portfolio's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


                                                              The Portfolio 7


FINANCIAL HIGHLIGHTS


The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by _____________, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.


                                                                                               YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                                  2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                                        14.65     14.64      14.93      12.99

 Investment operations:  Investment income -- net                                              .14(1)    .12(1)     .11(1)     .10

                         Net realized and unrealized
                         gain (loss) on investments                                          (1.30)      .70        .95       1.94

 Total from investment operations                                                            (1.16)      .82       1.06       2.04

 Distributions:          Dividends from
                         investment income -- net                                             (.11)     (.14)      (.10)      (.10)

                         Dividends in excess of
                         investment income -- net                                               --        --         --         --

                         Dividends from net realized
                         gain on investments                                                  (.31)     (.67)     (1.25)        --

 Total distributions                                                                          (.42)     (.81)     (1.35)      (.10)

 Net asset value, end of period                                                              13.07     14.65      14.64      14.93

 Total Return (%)                                                                            (7.97)     5.70       7.27      15.69
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                                       .90       .87        .86        .83

 Ratio of dividends on securities sold short
 to average net assets                                                                         .00(2)     --         --         --

 Ratio of net investment income to average net assets                                         1.00       .81        .70        .67

 Decrease reflected in above expense ratios
 due to undertakings by Dreyfus                                                                .01        --         --         --

 Portfolio turnover rate                                                                     59.85    149.83     171.41     252.24
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                      39,854    50,671     57,099     63,264

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  AMOUNT REPRESENTS LESS THAN .01%.



8


                                                                                                      PERIOD ENDED DECEMBER 31,

 SERVICE SHARES                                                                                    2002        2001        2000(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                                                         14.65        14.65

 Investment operations:  Investment income -- net                                                               .12(2)        --

                         Net realized and unrealized
                         gain (loss) on investments                                                           (1.31)          --

 Total from investment operations                                                                             (1.19)          --

 Distributions:          Dividends from investment
                         income -- net                                                                         (.10)          --

                         Dividends from net realized
                         gain on investments                                                                   (.31)          --

 Total distributions                                                                                           (.41)          --

 Net asset value, end of period                                                                               13.05        14.65

 Total Return (%)                                                                                             (8.17)          --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                                                       1.00           --

 Ratio of net investment income to average net assets                                                           .92           --

 Decrease reflected in above expense ratios
 due to undertakings by Dreyfus                                                                                 .24           --

 Portfolio turnover rate                                                                                      59.85       149.83
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                        2,585            1

(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.



                                                                                                                    The Portfolio 9




                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: SPECIAL VALUE PORTFOLIO/SHARE CLASS), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.

DISTRIBUTIONS AND TAXES


THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income and distributes any net capital gains it has realized, once a year.


EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

10


EXCHANGE PRIVILEGE

SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

                                                         Account Information 11


NOTES

NOTES

                                                           For More Information

Dreyfus Variable Investment Fund  Special Value Portfolio
-------------------------------------
SEC file number:  811-5125

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:
The Dreyfus Family of Funds 144
Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation                                  118P0503



Dreyfus Variable Investment Fund



Limited Term
High Yield Portfolio



Seeks maximum total return by
investing in high yield securities


PROSPECTUS May ___, 2003



YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANYsm


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





The Portfolio

                                               Dreyfus Variable Investment Fund


                                              Limited Term High Yield Portfolio


Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             2

Main Risks                                                                3

Past Performance                                                          5

Expenses                                                                  6

Management                                                                7

Financial Highlights                                                      8

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         10

Distributions and Taxes                                                  10

Exchange Privilege                                                       11

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

                                                               The Portfolio  1



GOAL/APPROACH

The portfolio seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio normally invests in fixed-income securities rated, when purchased, below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. The portfolio may invest in various types of fixed-income securities, including corporate bonds and notes, mortgage-related securities, asset-backed securities, zero coupon securities, convertible securities, preferred stock and other debt instruments of U.S. and foreign issuers.


In choosing securities, the portfolio manager seeks to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest rate movements. The portfolio attempts to reduce interest rate risk by maintaining an average effective portfolio maturity of 5.5 years or less, although there is no limit on the maturity or duration of individual securities


The portfolio's investment process is based on fundamental credit research and, at times, focusing on companies that are currently out-of-favor. The portfolio looks at a variety of factors when assessing a potential investment, including the company's financial strength, the state of the industry or sector it belongs to, the long-term fundamentals of that industry or sector, the company's management, and whether there is sufficient equity value in the company. The portfolio may also invest, from time to time, in investment grade bonds.


The portfolio may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy. The portfolio also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.




Concepts to understand

HIGH YIELD BONDS: those rated at the time of purchase BB or Ba and below by credit rating agencies such as S&P or Moody's, or the unrated equivalent as determined by Dreyfus. Because their issuers may be at an early stage of development or may have been unable to repay past debts, these bonds typically must offer higher yields than investment grade bonds to compensate investors for greater credit risk.


AVERAGE EFFECTIVE MATURITY: an average of the stated maturities of the bonds held by the portfolio, adjusted to reflect provisions that may cause a bond's principal to be repaid earlier than at maturity.

BOND RATING: a ranking of a bond's quality, based on its ability to pay interest and repay principal. Bonds are rated from a high of "AAA" or "Aaa" (highly unlikely to default) through a low of "D" (companies already in default).


2


MAIN RISKS

The   portfolio's  principal  risks  are  discussed  below.  The  value  of  a
shareholder's   investment   in   the   portfolio  will  fluctuate,  sometimes
dramatically, which means shareholders could lose money.

  (pound) INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the portfolio's share price. The longer the portfolio's effective maturity and duration, the more its share price is likely to react to interest rates. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the portfolio might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

  (pound) CREDIT  RISK.  Failure  of an issuer to make  timely  interest  or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the portfolio's share price. High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds and are considered predominately speculative with respect to the issuers continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

  (pound) MARKET RISK. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry.

  (pound) LIQUIDITY RISK. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their face value. In such a market, the value of such securities and the portfolio' s share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

  (pound PREPAYMENT AND EXTENSION RISK. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher-yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the portfolio' s potential price gain in response to falling interest rates, reduce the portfolio's yield, or cause the portfolio's share price to fall. When interest rates rise, the effective duration of the portfolio' s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the portfolio's sensitivity to rising rates and its potential for price declines.

  (pound) FOREIGN RISK. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency exchange rates. The bonds of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.


  (pound) DERIVATIVES   RISK.   The  portfolio  may  invest  in  derivative
          instruments, such as options, futures and options on futures (including those relating to indexes, foreign currencies and interest rates), swaps and other credit derivatives, CMOs, stripped mortgage-backed securities and asset-backed securities. A small investment in derivatives could have a potentially large impact on the portfolio's performance. Certain derivatives, such as stripped mortgage-backed securities, may move in the same direction as interest rates. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the portfolio will not correlate with the portfolio' s other investments.


                                                               The Portfolio   3


MAIN RISKS (CONTINUED)

  (pound) LEVERAGING  RISK. The use of leverage,  such as borrowing  money to
          purchase  securities,   engaging  in  reverse  repurchase  agreements,
          lending portfolio securities and engaging in forward commitment transactions, will magnify the portfolio's gains or losses.

  (pound) INFLATION-INDEXED   BOND  RISK.   The   principal   value  of  an
          inflation-indexed bond is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

  (pound) SHORT SALE RISK. The portfolio may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the portfolio.



Other potential risks


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this for temporary defensive purposes, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.


The portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the portfolio will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.



What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.


4


PAST PERFORMANCE

The  bar  chart  and table show some of the risks of investing in the portfolio.
The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of each of the portfolio's share classes to that of the Merrill Lynch High Yield Master II Index, an index of high yield bonds with at least $100 million par amount outstanding and at least one year to maturity, and to a Customized Limited Term High Yield Index.* Performance for the portfolio's Service shares, which commenced operations on December 31, 2000, is based on the performance of the portfolio's Initial shares prior to that date. The historical performance of the portfolio's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Year-by-year total return AS OF 12/31 EACH YEAR (%)



                                          0.29    -1.54   -8.27   -2.90   x.xx
93       94      95      96      97       98      99      00      01      02


INITIAL SHARES

BEST QUARTER:                    QX 'XX                           +XX.XX%

WORST QUARTER:                   QX 'XX                           -XX.XX%



--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/02


                                                                   Since
                                                                 inception
                                                                of portfolio

                                         1 Year                   (4/30/97)
--------------------------------------------------------------------------------


INITIAL SHARES                               X.XX%                    X.XX%

SERVICE SHARES                               X.XX%                    X.XX%

MERRILL LYNCH HIGH YIELD
MASTER II INDEX                              X.XX%                    X.XX%

CUSTOMIZED LIMITED TERM
HIGH YIELD INDEX*                            X.XX%                    X.XX%


* THIS INDEX IS COMPOSED OF FOUR SUB-INDEXES OF THE MERRILL LYNCH HIGH YIELD MASTER II INDEX. THESE SUB-INDEXES, BLENDED AND MARKET WEIGHTED, ARE (I) BB-RATED 1-3 YEARS, (II) B-RATED 1-3 YEARS, (III) BB-RATED 3-5 YEARS, AND
     (IV) B-RATED 3-5 YEARS. UNLIKE THE CUSTOMIZED LIMITED TERM HIGH YIELD INDEX, WHICH IS COMPOSED OF BONDS RATED NO LOWER THAN "B", THE PORTFOLIO CAN INVEST IN BONDS WITH LOWER CREDIT RATINGS THAN "B" AND AS LOW AS "D".



Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

                                                                The Portfolio 5




EXPENSES

Investors using the portfolio to fund a VA contract or VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial            Service
                                                    shares             shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.65%           0.65%

Rule 12b-1 fee                                           none           0.25%


Other expenses                                          x.xx%           x.xx%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      X.XX%           X.XX%

Fee waiver and/or
expense reimbursement                                      --           x.xx%
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 X.XX%           X.XX%**


* THE DREYFUS CORPORATION HAS UNDERTAKEN, UNTIL DECEMBER 31, 2003, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 0.90%

** THE SERVICE SHARES NET OPERATING EXPENSES INCLUDE AN INTEREST EXPENSE OF 0.01%, WHICH IS EXCLUDED FROM THE ABOVE-NOTED WAIVER.
--------------------------------------------------------------------------------



Expense example

                                           1 Year                3 Years              5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $XXX                 $XXX                  $XXX                 $XXX

SERVICE SHARES                             $XXX                 $XXX                  $XXX                 $XXX



This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year number and the first year of the three-, five- and ten-year numbers are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees.


6


MANAGEMENT


The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $___ billion in over ___ mutual fund portfolios. During the past fiscal year, the portfolio paid Dreyfus an investment advisory fee at the annual rate of 0.65% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services
company   with   approximately $_____  trillion  of  assets  under  management, administration or custody, including approximately $___ billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The Dreyfus Taxable Fixed Income Team, which consists of sector specialists, collectively makes investment decisions for the portfolio. The team' s specialists focus on, and monitor conditions in, the different sectors of the fixed income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights for the portfolio and recommend securities for investment.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                               The Portfolio   7


FINANCIAL HIGHLIGHTS


The following tables describe the performance of each share class for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by _________________, whose report, along with the portfolio' s financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown.




                                                                                                YEAR ENDED DECEMBER 31,
 INITIAL SHARES                                                                   2002      2001(1)    2000       1999      1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                                         8.47     10.44      11.80      12.88

 Investment operations:  Investment income -- net                                              .84(2)   1.15       1.21       1.14

                         Net realized and unrealized
                         gain (loss) on investments                                          (1.07)    (1.95)     (1.38)     (1.08)

 Total from investment operations                                                             (.23)     (.80)      (.17)       .06

 Distributions:          Dividends from investment
                         income -- net                                                        (.91)    (1.17)     (1.19)     (1.14)

                         Dividends from net realized
                         gain on investments                                                    --        --         --         --

 Total distributions                                                                          (.91)    (1.17)     (1.19)     (1.14)

 Net asset value, end of period                                                               7.33      8.47      10.44      11.80

 Total Return (%)                                                                            (2.90)    (8.27)     (1.54)       .29
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                                             .90       .76        .73        .77

 Ratio of interest expense to average net assets                                               .01       .23        .11        .32

 Ratio of net investment income
 to average net assets                                                                       10.37     11.10      10.53      10.10

 Decrease reflected in above expense ratios
 due to undertakings by Dreyfus                                                                 --        --         --          --

 Portfolio turnover rate                                                                    198.14     15.29      52.08       50.18
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                      30,146    39,529     66,357     83,418

(1)  AS  REQUIRED,  EFFECTIVE  JANUARY 1, 2001,  THE  PORTFOLIO  HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT OR PREMIUM ON FIXED-INCOME  SECURITIES ON A
     SCIENTIFIC  BASIS.  THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED DECEMBER
     31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $.05,  INCREASE
     NET REALIZED AND  UNREALIZED  (LOSS) ON  INVESTMENTS  PER SHARE BY $.05 AND
     DECREASE  THE RATIO OF NET  INVESTMENT  INCOME TO AVERAGE  NET ASSETS  FROM
     11.07% TO 10.37%.  PER-SHARE DATA AND RATIOS/SUPPLEMENTAL  DATA FOR PERIODS
     PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN  RESTATED TO REFLECT  THIS CHANGE IN
     PRESENTATION.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.



                                                                                                         YEAR ENDED DECEMBER 31,
 SERVICE SHARES                                                                                    2002       2001(2)      2000(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                                                            8.46         8.46

 Investment operations:  Investment income -- net                                                                 .79(3)        --

                         Net realized and unrealized gain (loss) on investments                                (1.02)           --

 Total from investment operations                                                                               (.23)           --

 Distributions:          Dividends from investment income -- net                                                (.90)           --

 Net asset value, end of period                                                                                 7.33          8.46

 Total Return (%)                                                                                              (2.95)           --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of operating expenses to average net assets                                                               .90            --

 Ratio of interest expense to average net assets                                                                 .01            --

 Ratio of net investment income to average net assets                                                          10.35            --

 Decrease reflected in above expense ratios due to undertakings by Dreyfus                                       .24            --

 Portfolio turnover rate                                                                                      198.14         15.29
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                                         2,797             1


(1)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(2)  AS  REQUIRED,  EFFECTIVE  JANUARY 1, 2001,  THE  PORTFOLIO  HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT OR PREMIUM ON FIXED-INCOME  SECURITIES ON A
     SCIENTIFIC  BASIS.  THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED DECEMBER
     31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $.05,  INCREASE
     NET REALIZED AND  UNREALIZED  (LOSS) ON  INVESTMENTS  PER SHARE BY $.05 AND
     DECREASE  THE RATIO OF NET  INVESTMENT  INCOME TO AVERAGE  NET ASSETS  FROM
     11.04% TO 10.35%.  PER-SHARE DATA AND RATIOS/SUPPLEMENTAL  DATA FOR PERIODS
     PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN  RESTATED TO REFLECT  THIS CHANGE IN
     PRESENTATION.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.




                                                               The Portfolio  9

                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.


WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900337605/DREYFUS VARIABLE INVESTMENT FUND: LIMITED TERM HIGH YIELD PORTFOLIO/SHARE CLASS), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) , account registration and dealer number, if applicable, of the participating insurance company.


The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees or by one or more pricing services approved by the board.



DISTRIBUTIONS AND TAXES


THE PORTFOLIO USUALLY DECLARES AND PAYS dividends from its net investment income quarterly, and distributes any net capital gains it has realized, once a year.


EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.




Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.


10


EXCHANGE PRIVILEGE

SHAREHOLDERS CAN EXCHANGE SHARES of a class for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such money market portfolio, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

                                                        Account Information   11


NOTES

NOTES

                                   For More Information


Dreyfus Variable Investment Fund
Limited Term High Yield Portfolio

------------------------------------
SEC file number: 811-5125




More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).





To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300



BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.



(c) 2003 Dreyfus Service Corporation
156P0503




________________________________________________________________________________
                        DREYFUS VARIABLE INVESTMENT FUND
                             APPRECIATION PORTFOLIO
                               BALANCED PORTFOLIO
                           DISCIPLINED STOCK PORTFOLIO
                           GROWTH AND INCOME PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                          INTERNATIONAL VALUE PORTFOLIO

                        LIMITED TERM HIGH YIELD PORTFOLIO

                             MONEY MARKET PORTFOLIO
                             QUALITY BOND PORTFOLIO

                          DEVELOPING LEADERS PORTFOLIO

                          SMALL COMPANY STOCK PORTFOLIO
                             SPECIAL VALUE PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY _, 2003

                      FOR INITIAL SHARES AND SERVICE SHARES
________________________________________________________________________________


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Appreciation, Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Yield, Money Market, Quality Bond, Developing Leaders, Small Company Stock and Special Value Portfolios, each dated May _, 2003 (each, a "Portfolio," and collectively, the "Portfolios") of Dreyfus Variable Investment Fund (the "Fund"), as each may be revised from time to time. To obtain a copy of the relevant Portfolio's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call 1-800-554-4611 or 516-338-3300.


      Portfolio shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies ("Participating Insurance Companies") to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies," and together with VA contracts the "Policies"). Individuals may not purchase shares of any Portfolio directly from the Fund. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies.

      Each Portfolio (except the Money Market Portfolio) currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policy holders should consult the applicable prospectus of the separate account of the Participating Insurance Company to determine which class of Portfolio shares may be purchased by the separate account.

      The most recent Annual Report and Semi-Annual Report to Shareholders for each Portfolio are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS


                                                                         PAGE
Description of the Fund and Portfolios.....................................B-3
Management of the Fund....................................................B-39
Management Arrangements...................................................B-45
How to Buy Shares.........................................................B-55
Distribution Plan (Service Shares Only)...................................B-56
How to Redeem Shares......................................................B-57
Exchange Privilege........................................................B-58
Determination of Net Asset Value..........................................B-59
Dividends, Distributions and Taxes........................................B-61
Portfolio Transactions....................................................B-64
Performance Information...................................................B-70
Information About the Fund and Portfolios.................................B-77
Counsel and Independent Auditors..........................................B-78
Appendix A................................................................B-79
Appendix B................................................................B-81




(PAGE)


                     DESCRIPTION OF THE FUND AND PORTFOLIOS


     The Fund is a Massachusetts business trust that commenced operations on August 31, 1990. Each Portfolio is a separate series of the Fund, an open-end management investment company, known as a mutual fund. Each of the Appreciation, Balanced, Disciplined Stock, International Value, Limited Term High Yield, Money Market, Quality Bond, Developing Leaders, Small Company Stock and Special Value Portfolios is a diversified fund, which means that, with respect to 75% of the Portfolio's total assets, the Portfolio will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). Each of the Growth and Income and International Equity Portfolios is a non-diversified fund, which means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").

      The Dreyfus Corporation (the "Manager") serves as each Portfolio's investment adviser. The Manager has engaged Fayez Sarofim & Co. ("Sarofim") to serve as the sub-investment adviser of the Appreciation Portfolio, Newton Capital Management Limited ("Newton") to serve as the sub-investment adviser of the International Equity Portfolio and Jennison Associates LLC ("Jennison") to serve as the sub-investment adviser of the Special Value Portfolio. Sarofim, Newton and Jennison provide day-to-day management of the investment of Appreciation Portfolio, International Equity Portfolio and Special Value Portfolio, respectively, subject to the supervision of the Manager.


     Dreyfus Service Corporation ("Distributor") is the distributor of each Portfolio's shares.

CERTAIN PORTFOLIO SECURITIES

     The following information supplements (except as noted) and should be read in conjunction with the relevant Portfolio's Prospectus.


     DEPOSITARY RECEIPTS. (Appreciation, Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Quality Bond, Special Value and Small Company Stock Portfolios) Each of these Portfolios may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs"), Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs"), New York Shares and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States. New York Shares are securities of foreign companies that are issued for trading in the United States.


     These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. (All Portfolios) Each Portfolio may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager (and, if applicable, the Portfolio's sub-investment adviser) to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.


      INVESTMENT COMPANIES. (All Portfolios) Each Portfolio may invest in securities issued by investment companies. Under the 1940 Act, a Portfolio's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate. As a shareholder of another investment company, the Portfolios would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations. Each Portfolio also may invest its uninvested cash reserves, or cash it receives as collateral from borrowers of its portfolio securities in connection with the Portfolio's securities lending program, in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that a Portfolio's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See "Lending Portfolio Securities."

      EXCHANGE-TRADED FUNDS. (Appreciation, Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Developing Leaders, Small Company Stock and Special Value Portfolios) Each of these Portfolios may invest in shares of exchange-traded investment companies (collectively, "ETFs") which are designed to provide investment results corresponding to a securities index. These may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq 100 Shares") and iShares exchange-traded funds ("iShares"). ETFs are usually either units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component common stocks of, and in substanially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

      The values of ETFs are subject to change as the values of their respective component securities fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Portfolio. Moreover, a Portfolio's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.


     MONEY MARKET INSTRUMENTS. (All Portfolios) Each Portfolio may invest in the following types of money market instruments.

U.S. GOVERNMENT SECURITIES--Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity. Neither the market value of such securities nor the Portfolio's share price is guaranteed.

REPURCHASE AGREEMENTS--Each Portfolio may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Portfolio buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Portfolio's custodian or sub-custodian will have custody of, and will segregate securities acquired by the Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Portfolio that enters into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Portfolio will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Portfolio may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

BANK OBLIGATIONS--Each Portfolio may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers.

     Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS--Each Portfolio may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Portfolio will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Portfolio may invest consist of high quality, U.S. dollar denominated short-term bonds and notes issued by domestic and foreign corporations, including banks. These instruments also include variable amount master demand notes, which are obligations that permit the Portfolio to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

PARTICIPATION INTERESTS--Each Portfolio may purchase from financial institutions participation interests in securities in which the Portfolio may invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Manager (and, if applicable, the Portfolio's sub-investment adviser) must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest.


     CONVERTIBLE SECURITIES. (Appreciation, Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Yield, Quality Bond, Special Value, Developing Leaders and Small Company Stock Portfolios) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.


     Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.


     WARRANTS. (Appreciation, Balanced, Growth and Income, International
Equity, International Value, Special Value, Developing Leaders and Small Company Stock Portfolios) A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time. Each of these Portfolios may invest up to 5% (2% in the case of the Appreciation, Developing Leaders and Special Value Portfolios) of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Portfolio that are sold in units with, or attached to, other securities. Included in such amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchange.

     MUNICIPAL OBLIGATIONS. (Quality Bond, Limited Term High Yield, and Growth and Income Portfolios) Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, to obtain funds for various public purposes, and include certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligation and purchased and sold separately. Each of these Portfolios also may acquire call options on specific municipal obligations. The Portfolio generally would purchase these call options to protect the Portfolio from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

     While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations offering yields comparable to, and in some cases greater than, the yields available on other permissible Portfolio investments. Dividends received by shareholders on Portfolio shares which are attributable to interest income received by the Portfolio from municipal obligations generally will be subject to Federal income tax. The Portfolio may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Portfolio investments. Each of these Portfolios currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

     MORTGAGE-RELATED SECURITIES. (Balanced, Growth and Income, Limited Term High Yield and Quality Bond Portfolios) Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts ("REITs"), or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. See "Certain Investment Considerations and Risks" below.


RESIDENTIAL MORTGAGE-RELATED SECURITIES--A Portfolio may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities. Residential mortgage-related securities may be issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

     Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also know as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

COMMERCIAL MORTGAGE-RELATED SECURITIES--A Portfolio may invest in commercial mortgage-related securities which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are constructed to provide protection to the senior classes investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

SUBORDINATED SECURITIES--A Portfolio may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND MULTI-CLASS PASS-THROUGH-SECURITIES--A Portfolio may invest in CMOs which are a multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or (e) any combination thereof.

     Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Portfolio also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such a LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

      Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Portfolio's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

STRIPPED MORTGAGE-BACKED SECURITIES--A Portfolio also may invest in stripped mortgage-backed securities which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IO and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

REAL ESTATE INVESTMENT TRUSTS--A Portfolio may invest in REITs. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

      REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

ADJUSTABLE-RATE MORTGAGE LOANS ("ARMS")--A Portfolio may invest in ARMs. ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

PRIVATE ENTITY SECURITIES--A Portfolio may invest in mortgage-related securities issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other nongovernmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Portfolio or the price of the Portfolio's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

OTHER MORTGAGE-RELATED SECURITIES--Other mortgage-related securities in which these Portfolios may invest include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.


      ASSET-BACKED SECURITIES. (Balanced, Limited Term High Yield, Quality Bond and, to a limited extent, Money Market Portfolios) Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. A Portfolio may invest in these and other types of asset-backed securities that may be developed in the future.


      Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide a Portfolio with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

      The asset-backed securities in which the Money Market Portfolio may invest are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.


      INFLATION-INDEXED BONDS. (Balanced, Limited Term High Yield and Quality Bond Portfolios) Each of these Portfolios may invest in inflation-indexed bonds which are fixed-income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Portfolio also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

      ZERO COUPON AND CERTAIN OTHER STRIPPED SECURITIES. (All Portfolios) Each Portfolio may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. Each of the Growth and Income, International Equity, Limited Term High Yield, Special Value and Quality Bond Portfolios also may invest in other stripped securities such as corporate debt obligations issued by domestic corporations without interest coupons, and, if available, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons. Stripped corporate securities purchased by each of these Portfolios will bear ratings comparable to non-stripped corporate obligations that may be purchased by such Portfolio. These Portfolios also may invest in pay-in-kind bonds which are bonds which generally pay interest through the issuance of additional bonds. Each of these Portfolios also may purchase step-up coupon bonds which are debt securities which typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically having similar maturities and credit qualities. In addition, unlike bonds that pay interest throughout the period to maturity, the Portfolio will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Portfolio may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, the Portfolio may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See "Dividends, Distributions and Taxes."


      ILLIQUID SECURITIES. (All Portfolios) Each Portfolio may invest up to 15% (10% with respect to the Money Market Portfolio) of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, certain mortgage-backed securities and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

INVESTMENT TECHNIQUES

      The following information supplements (except as noted) and should be read in conjunction with the relevant Portfolio's Prospectus.


      DURATION AND PORTFOLIO MATURITY. (Balanced, Limited Term High Yield, and Quality Bond Portfolios). Each Portfolio invests without regard to maturity or duration limitations with respect to individual securities. Under normal conditions, the Balanced Portfolio expects that the dollar-weighted average maturity of its fixed-income portfolio will not exceed 10 years. Under normal conditions, the Limited Term High Yield Portfolio attempts to maintain an average effective portfolio maturity of 5.5 years or less, to the extent described in the Portfolio's Prospectus or this Statement of Additional Information.


      As a measure of a fixed-income security's cash flow, duration is an alternative to the concept of "term maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 3% if interest rates fell 1%. The market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until the final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the duration of the Portfolio, the Manager will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows.

      For purposes of calculating average effective portfolio maturity, a security that is subject to redemption at the option of the issuer on a particular date (the "call date") which is prior to the security's stated maturity may be deemed to mature on the call dated rather than on its stated maturity date. The call date of a security will be used to calculate average effective portfolio maturity when the Manager reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The Manager may base its conclusion on such factors as the interest-rate paid on the security compared to prevailing market rates, the amount of cash available to the issuer of the security, events affecting the issuer of the security, and other factors that may compel or make it advantageous for the issuer to redeem a security prior to its stated maturity.


      FOREIGN CURRENCY TRANSACTIONS. (Appreciation, Growth and Income, International Equity, International Value, Limited Term High Yield, Small Company Stock and Special Value Portfolios) Each of these Portfolios may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities the Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.


      Foreign currency transactions may involve, for example, a Portfolio's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio contracted to receive. A Portfolio's success in these transactions will depend principally on the ability of the Manager (and, where applicable, the Portfolio's sub-investment adviser) to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

      Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.


      BORROWING MONEY. (All Portfolios) Each Portfolio (other than the Money Market Portfolio) is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each of the Appreciation, Balanced, Disciplined Stock, International Equity, International Value, Developing Leaders and Small Company Stock Portfolios currently intend to, and the Money Market Portfolio may, borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Money borrowed will be subject to interest costs. While such borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not make any additional investments. In addition, the Balanced, Money Market and Small Company Stock Portfolios may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements, as described below.

      LEVERAGE. (Growth and Income, Limited Term High Yield, Quality Bond, and Special Value) Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of a Portfolio's investments. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires a Portfolio to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

      REVERSE REPURCHASE AGREEMENTS. (Balanced, Growth and Income, Limited Term High Yield, Money Market, Quality Bond, Small Company Stock, and Special Value Portfolios) Each of these Portfolios may enter into reverse repurchase agreements with banks, brokers/dealers and other financial institutions. This form of borrowing involves the transfer by the Portfolio of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Portfolio retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Portfolio repurchases the security at principal plus accrued interest. To the extent a Portfolio enters into a reverse repurchase agreement, the Portfolio will segregate custodial permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by the Portfolio. Except for these transactions, borrowings by the Growth and Income, Limited Term High Yield, Quality Bond and Special Value Portfolios generally will be unsecured. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of the Portfolio's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.

      SHORT-SELLING. (Growth and Income, Limited Term High Yield, Special Value and, to a limited extent, Developing Leaders Portfolios) In these transactions, a Portfolio sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio, which would result in a loss or gain, respectively.

      A Portfolio will not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Portfolio's net assets. The Portfolio may not make a short sale which results in the Portfolio having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.


      The Growth and Income, Limited Term High Yield and Special Value Portfolios also may make and the Developing Leaders Portfolio only may make short sales "against the box," in which the Portfolio enters into a short sale of a security it owns. At no time will more than 15% of the value of the Portfolio's net assets be in deposits on short sales against the box.


      Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will: (a) segregate permissible liquid assets in an amount that together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.


      LENDING PORTFOLIO SECURITIES. (All Portfolios) Each Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Portfolio remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Portfolio also has the right to terminate a loan at any time. The Portfolio may call the loan to vote proxies if a material issue affecting the Portfolio's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Portfolio's total assets (including the value of all assets received as collateral for the loan). The Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Portfolio a loan premium fee. If the collateral consists of cash, the Portfolio will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Portfolio may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Portfolio derived from lending is portfolio securities. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. A Portfolio will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments of short maturity.

      DERIVATIVES. (Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Yield, Quality Bond, Small Company Stock and Special Value Portfolios) Each of these Portfolios may invest in, or enter into, derivatives, such as options and futures and options on futures contracts, mortgage-related securities, asset-backed securities, credit derivatives, and swaps to the extent described in the Portfolio's Prospectus or this Statement of Additional Information, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.


      Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio's performance.

      If a Portfolio invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. A Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.


      Although neither the Fund nor any Portfolio will be a commodity pool, certain derivatives subject the Portfolios to the rules of the Commodity Futures Trading Commission ("CFTC") which limit the extent to which a Portfolio can invest in such derivatives. A Portfolio may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, a Portfolio may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets (or such other amount as permitted by the CFTC), after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


      Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager (or, if applicable, the Portfolio's sub-investment adviser) will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.


FUTURES TRANSACTIONS-IN GENERAL--(Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Yield, Quality Bond, Small Company Stock and Special Value Portfolios) Each of these Portfolios may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that a Portfolio might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.


      Engaging in these transactions involves risk of loss to the Portfolio which could adversely affect the value of the Portfolio's net assets. Although each Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

      Successful use of futures and options with respect thereto by a Portfolio also is subject to the ability of the Manager (or, if applicable, the Portfolio's sub-investment adviser) to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

      Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Portfolio may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting a Portfolio's ability otherwise to invest those assets.


SPECIFIC FUTURES TRANSACTIONS--The Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Yield, Quality Bond, Small Company Stock and Special Value Portfolios may purchase and sell stock index futures contracts. A stock index future obligates the Portfolio to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

      The Growth and Income, International Equity, International Value, Limited Term High Yield, Small Company Stock and Special Value Portfolios may purchase and sell currency futures. A foreign currency future obligates the Portfolio to purchase or sell an amount of a specific currency at a future date at a specific price.

      The Balanced, Growth and Income, International Equity, International Value, Limited Term High Yield, Quality Bond and Special Value Portfolios may purchase and sell interest rate futures contracts. An interest rate future obligates the Portfolio to purchase or sell an amount of a specific debt security at a future date at a specific price.


      Successful use by a Portfolio of futures contracts will be subject to the ability of the Manager (or, if applicable, the Portfolio's sub-investment adviser) to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent such predictions are incorrect, the Portfolio may incur losses.


INTEREST RATE SWAPS--(Limited Term High Yield and Quality Bond Portfolios) Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed-rate payments). The exchange commitments can involve payments to be made in the same currency or in different currencies. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Portfolio would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate swap transactions that may be entered into by the Portfolio. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

CREDIT DERIVATIVES--(Limited Term High Yield Portfolio, Quality Bond Portfolio) Each of these portfolios may engage in credit derivative transactions, such as those involving default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Portfolio would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of credit derivative transactions that may be entered into by the Portfolio. The Portfolio's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Portfolio purchases a default option on a security, and if no default occurs with respect to the security, the Portfolio's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Portfolio's loss will include both the premium that it paid for the option and the decline in value of the underlying security that the default option hedged.

OPTIONS-IN GENERAL--(Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Yield, Quality Bond, Small Company Stock and Special Value Portfolios) Each of these Portfolios may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. A Portfolio may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period.

      A covered call option written by a Portfolio is a call option with respect to which the Portfolio owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by a Portfolio is covered when, among other things, the Portfolio segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Portfolio receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

      There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.


SPECIFIC OPTIONS TRANSACTIONS--The Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Quality Bond, Small Company Stock and Special Value Portfolios may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

      Each of the Growth and Income, International Equity, Limited Term High Yield, Small Company Stock and Special Value Portfolios may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

      Each of the Disciplined Stock, Growth and Income, International Equity, Small Company Stock and Special Value Portfolios may purchase cash-settled options on equity index swaps and each of the Limited Term High Yield and Quality Bond Portfolios may purchase cash-settled options on interest rate swaps in pursuit of its investment objective. Equity index swaps involve the exchange by the Portfolio with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. The Quality Bond Portfolio may purchase cash-settled options on interest rate swaps in pursuit of its investment objective. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premiums paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.


      Successful use by a Portfolio of options will be subject to the ability of the Manager (or, if applicable, the Portfolio's sub-investment adviser) to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent such predictions are incorrect, a Portfolio may incur losses.

      FUTURE DEVELOPMENTS. (All Portfolios) A Portfolio may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment on behalf of a Portfolio, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

      FORWARD COMMITMENTS. (All Portfolios) Each Portfolio may purchase or sell securities on a forward commitment, when-issued or delayed-delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Portfolio is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage.


      Each of the Growth and Income, Limited Term High Yield, Quality Bond and Special Value Portfolios intends to engage in forward commitments to increase its financial exposure to the types of securities in which it invests. Leveraging in this manner will increase the Portfolio's exposure to changes in interest rates and will increase the volatility of its returns. A Portfolio will segregate permissible liquid assets at least equal at all times to the amount of the Portfolio's purchase commitments. At no time will the Portfolio have more than 33-1/3% of its assets committed to purchase securities on a forward commitment basis.

      Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.


CERTAIN INVESTMENT CONSIDERATIONS AND RISKS


      EQUITY SECURITIES. (Appreciation, Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Developing Leaders, Small Company Stock, Special Value and, to a limited extent, Limited Term High Yield and Quality Bond Portfolios) Equity securities, including common stocks, preferred stocks, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Portfolio's investments will result in changes in the value of its shares and thus the Portfolio's total return to investors.

      From time to time, the Limited Term High Yield and Quality Bond Portfolios, may hold common stock sold in units with, or attached to, debt securities purchased by the Portfolio. In connection with its investments in corporate debt securities, or restructuring of investments owned by the Portfolio, these Portfolios may receive warrants or other non-income producing equity securities. Each of these Portfolios may retain such securities, including equity securities received upon conversion of convertible securities, until the Manager determines it is appropriate in light of current market conditions for the Portfolio to dispose of such securities.

      Each of the Appreciation, Balanced, Disciplined Stock, Growth and Income, International Equity, International Value, Developing Leaders, Small Company Stock and Special Value Portfolios may purchase securities of companies in initial public offerings ("IPOs") or shortly thereafter. An IPO is a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the National Association of Securities Dealers, Inc. apply to the distribution of IPOs. Corporations offering IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies' securities can be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.

      Each of these Portfolios may invest in securities issued by companies in the technology sector, which has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenues and earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of technology stocks than it does in other sectors. Portfolio investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled.

      A Portfolio may purchase securities of companies which have no earnings or have experienced losses. A Portfolio generally will make these investments based on a belief that actual anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perception about the company changes, the company's stock price may decline sharply and its securities may become less liquid.


      FIXED-INCOME SECURITIES. (All Portfolios) Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain securities that may be purchased by a Portfolio, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.


      The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities purchased by the Growth and Income, International Equity, Limited Term High Yield, Quality Bond and Special Value Portfolios, such as those rated Baa or lower by Moody's Investor Service, Inc. ("Moody's") and BBB or lower by Standard & Poors Ratings Services ("S&P") and Fitch Ratings ("Fitch" and together with S&P and Moody's, the "Rating Agencies"), may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

      MORTGAGE-RELATED SECURITIES. (Balanced, Growth and Income, Limited Term High Yield and Quality Bond Portfolios) Mortgage-related securities are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a U.S. Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties and to prepayment risk. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by the Portfolio, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Portfolio. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Portfolio's mortgage-related securities to decrease broadly, the Portfolio's effective duration, and thus sensitivity to interest rate fluctuations, would increase. Commercial real property loans, however, often contain provisions that reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and in some cases there may be prohibitions on principal prepayments for several years following origination.

      LOWER RATED SECURITIES. (Balanced, Growth and Income, Limited Term High Yield, Quality Bond, Special Value and, to a limited extent, Developing Leaders Portfolios) The Limited Term High Yield Portfolio invests primarily, and each of these other Portfolios may invest a portion of its assets, in higher yielding (and, therefore, higher risk) debt securities (convertible debt securities with respect to the Growth and Income Portfolio) such as those rated Ba by Moody's or BB by S&P or Fitch, or as low as those rated B by a Rating Agency in the case of the Quality Bond Portfolio, or as low as those rated Caa by Moody's or CCC by S&P or Fitch in the case of the Growth and Income Portfolio (with not more than 35% of the value of its net assets in convertible debt securities so rated), or as low as the lowest rating assigned by a Rating Agency in the case of the Balanced, Limited Term High Yield, Developing Leaders and Special Value Portfolios. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Portfolio to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value.


      Bond prices are inversely related to interest rate changes; however, bond price volatility also may be inversely related to coupon. Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with below investment grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the Portfolio's relative share price volatility. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Portfolio will rely on the judgment, analysis and experience of the Manager in evaluating the creditworthiness of an issuer.

      Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities and will fluctuate over time. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

      Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Portfolio's ability to dispose of particular issues when necessary to meet such Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid security market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, the Manager's judgment may play a greater role in valuation because less reliable, objective data may be available.

      These securities may be particularly susceptible to economic downturns. An economic recession could adversely affect the ability of the issuers of lower rated securities to repay principal and pay interest thereon and increase the incidence of default for such securities. It is likely that any economic recession also could disrupt severely the market for such securities and have an adverse impact on their value.

      Each of these Portfolios may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Portfolio has no arrangement with any persons concerning the acquisition of such securities, and the Manager (or, if applicable, the Portfolio's sub-investment adviser) will review carefully the credit and other characteristics pertinent to such new issues.

      The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, pay-in-kind and step-up securities. In addition, to the risks associated with the credit rating of the issuers, the market prices of these securities may be very volatile during the period no interest is paid.

      The ratings of the Rating Agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal.


      With respect to Limited Term High Yield Portfolio, the average distribution of the Portfolio's investments in corporate bonds (excluding convertible preferred stocks and convertible bonds) by ratings for the fiscal year ended December 31, 2002, calculated monthly on a dollar weighted basis, was as follows:

                      LIMITED TERM HIGH YIELD PORTFOLIO

               MOODY'S   or   S&P OR FITCH       PERCENTAGE

                  Aaa                AAA             ___%
                    A                  A             ___%
                  Baa                BBB             ___%
                   Ba                 BB             ___%
                    B                  B             ___%
                  Caa                CCC             ___%
                   Ca                 CC             ___%
                    C                  C             ___%
                   NR                 NR             ___%*
                                                     ___%**


__________
* These unrated securities have been determined by the Manager to be of comparable quality to securities rated as follows: Ba/BB ( %), B ( %) and Caa/CCC ( %).

** The Portfolio also owns preferred stocks rated Ba/BB ( %), Caa/CCC ( %) and C ( %),and convertible preferred stocks rated Baa/BBB ( %) and Caa/CCC ( %), and convertible bonds rated B ( %).

      With respect to Quality Bond Portfolio, the average distribution of the Portfolio's investments in corporate bonds (excluding convertible preferred stocks and convertible bonds) by ratings for the fiscal year ended December 31, 2002, calculated monthly on a dollar weighted basis, was as follows:


                           QUALITY BOND PORTFOLIO

               MOODY'S   or   S&P OR FITCH       PERCENTAGE

                  Aaa                AAA             ___%
                   Aa                 AA             ___%
                    A                  A             ___%
                  Baa                BBB             ___%
                   Ba                 BB             ___%
                    B                  B             ___%
                  Caa                CCC             ___%
                                                     ___%*

_________________
* The Portfolio also owns preferred stocks rated A ( %), convertible preferred stocks rated A ( %), and convertible bonds rated Aa/AA ( %).


      The actual distribution of a Portfolio's corporate bond investments by ratings on any given date will vary, and the distribution of the Portfolio's investments by ratings as set forth above should not be considered as representative of the Portfolio's future portfolio composition.

      FOREIGN SECURITIES. (All Portfolios) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers, including depositary receipts, foreign government obligations and securities of supranational entities, are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.


      Because evidences of ownership of such securities usually are held outside the United States, the Portfolio will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by a Portfolio may trade on days when the Portfolio does not calculate its net asset value and thus may affect the Portfolio's net asset value on days when investors have no access to the Portfolio.


      Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Portfolio have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

      Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

      Quality Bond Portfolio may invest up to 10% of its net assets in foreign securities. Issuers organized outside the United States that have a majority of their assets or derive a majority of their annual revenue in the United States are considered to be U.S. issuers and not foreign issuers for purposes of this limitation for Quality Bond Portfolio.

      Appreciation Portfolio may invest up to 10% of the value of its assets in securities of foreign governments and foreign companies that are not publicly traded in the United States.


      Developing Leaders Portfolio may invest up to 25% of its assets in common stocks of foreign companies, but it currently intends to invest no more than 20% of its assets in foreign securities.


      Special Value Portfolio may invest up to 60% of its total assets in the securities of foreign issuers, including those issued in the form of Depositary Receipts. Special Value Portfolio may invest up to 20% of its total net assets in securities of issuers principally located in any one foreign country, except that the Portfolio may invest up to 35% of its total assets in securities of issuers located in any one of the following foreign countries: Australia, Canada, France, Japan, the United Kingdom or Germany. The Portfolio may invest in the securities of companies whose principal activities are in, or governments of, emerging markets.

      Small Company Stock may invest up to 20% of its assets in foreign securities.

      The percentage of a Portfolio's assets which may be invested in foreign securities as noted above is not a fundamental policy and may be changed at any time without shareholder approval.


      FOREIGN CURRENCY TRANSACTIONS. (Appreciation, Growth and Income, International Equity, International Value, Limited Term High Yield, Developing Leaders, Small Company Stock and Special Value Portfolios) Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.


      BANK SECURITIES. (Money Market Portfolio) To the extent the Money Market Portfolio's investments are concentrated in the banking industry, the Portfolio will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Money Market Portfolio's shares could be affected by economic or regulatory developments in or related to the banking industry, and competition within the banking industry as well as with other types of financial institutions. The Money Market Portfolio, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.


      MUNICIPAL LEASE/PURCHASE OBLIGATIONS. (Growth and Income, Limited Term High Yield and Quality Bond Portfolios) Certain municipal lease/purchase obligations in which the Portfolio may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.


      PORTFOLIO TURNOVER. (All Portfolios) No Portfolio will consider portfolio turnover to be a limiting factor in making investment decisions. A turnover rate of 100% is equivalent to the Portfolio buying and selling all of the securities in its portfolio once in the course of a year. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions and transaction costs. In addition, short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. The Money Market Portfolio may have a high portfolio turnover, but that should not adversely affect the Portfolio since it (as is the case for the Quality Bond Portfolio) usually does not pay brokerage commissions when it purchases short-term debt obligations.

      STATE INSURANCE REGULATION. (All Portfolios) The Fund is intended to be a funding vehicle for VA contracts and VLI policies to be offered by Participating Insurance Companies and will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning concentration of investments, purchase and sale of future contracts and short sales of securities, among other techniques. If applied to a Portfolio, the Portfolio may be limited in its ability to engage in such techniques and to manage its portfolio with the flexibility provided herein. It is the Fund's intention that each Portfolio operate in material compliance with current insurance laws and regulations, as applied, in each jurisdiction in which the Portfolio is offered.

      SIMULTANEOUS INVESTMENTS. (All Portfolios) Investment decisions for each Portfolio are made independently from those of the other Portfolios and investment companies managed by the Manager (and, where applicable, the Portfolio's sub-investment adviser). If, however, such other Portfolios or investment companies desire to invest in, or dispose of, the same securities as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by the Portfolio. Each Portfolio, together with other investment companies advised by the Manager (or, if applicable, the Portfolio's sub-investment adviser) and its affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the Portfolio's ability to dispose of some or all of its positions should it desire to do so.

INVESTMENT RESTRICTIONS


      Each Portfolio's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. In addition, the Portfolios have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below. Under normal circumstances, each of the Disciplined Stock, International Equity, International Value, Small Company Stock, and Special Value Portfolios invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks (or other investments with similar economic characteristics). In the case of Small Company Stock Portfolio, these stocks are issued by small-cap companies as described in the Portfolio's Prospectus. Under normal circumstances, the Quality Bond Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds (or other investments with similar economic characteristics). Each of these Portfolios has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest 80% of its assets.

      APPRECIATION, MONEY MARKET, QUALITY BOND, DEVELOPING LEADERS AND SPECIAL VALUE PORTFOLIOS. Each of these Portfolios (except as noted below) has adopted investment restrictions numbered 1 through 14 as fundamental policies. Investment restrictions numbered 15 and 16 are not fundamental policies and may be changed, as to a Portfolio, by a vote of a majority of the Fund's Board members at any time. With respect to the Appreciation Portfolio, investment restrictions numbered 2, 3, 10, 11, 12 and 14 are not fundamental policies and may be changed, as to that Portfolio, by a vote of a majority of the Fund's Board members at any time. Except where otherwise expressly stated, none of these Portfolios may:

            1. Borrow money, except, with respect to each Portfolio other than the Money Market Portfolio, to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this Investment Restriction, with respect to the Appreciation, Quality Bond and Special Value Portfolios, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing. The Money Market Portfolio may borrow money only (i) from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made and (ii) in connection with the entry into reverse repurchase agreements to the extent described in the Prospectus. While borrowings under (i) above exceed 5% of the Portfolio's total assets, the Portfolio will not make any additional investments.

            2. Sell securities short or purchase securities on margin, except that the Developing Leaders and Special Value Portfolios may engage in short sales and each Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities, and the Quality Bond Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts.


            3. Purchase or write puts and calls or combinations thereof, except as described in the Prospectus and Statement of Additional Information.

            4. Act as an underwriter of securities of other issuers.


            5. Purchase or sell real estate or real estate investment trust securities, but each Portfolio may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate.


            6. Invest in commodities, except that the Appreciation, Quality Bond and Special Value Portfolios may invest in futures contracts, including those related to indices, and options on futures contracts or indices, and commodities underlying or related to any such futures contracts as well as invest in forward contracts and currency options.

            7. Lend any securities or make loans to others, except, with respect to the Appreciation, Quality Bond, Developing Leaders and Special Value Portfolios, to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Portfolio's total assets) or as otherwise permitted by the Securities and Exchange Commission. For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Portfolio. The Money Market Portfolio may not lend any funds or other assets, except through the purchase of bonds, debentures or other debt securities, or the purchase of bankers' acceptances, commercial paper of corporations, and repurchase agreements. However, the Money Market Portfolio may lend is portfolio securities to the extent set forth in the Prospectus. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.


            8. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitation. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Money Market Portfolio will not invest more than 5% of its assets in the obligations of any one bank.

            9. Purchase the securities of any issuer if such purchase would cause the Portfolio to hold more than 10% of the voting securities of such issuer. This restriction applies only with respect to 75% of such Portfolio's total assets.

            10. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns as a shareholder in accordance with its views.

            11. Purchase or retain the securities of any issuer if the officers or Board members of the Fund or the officers or Directors of the Manager (and, with respect to the Appreciation Portfolio, the officers or Directors of Sarofim) individually own beneficially more than 1/2% of the securities of such issuer or together own beneficially more than 5% of the securities of such issuer.

            12. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of its investments in all such companies to exceed 5% of the value of its total assets.

            13. Invest, except in the case of the Money Market Portfolio, more than 25% of its total assets in the securities of issuers in any single industry; provided that for temporary defensive purposes, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Money Market Portfolio may not invest less than 25% of its assets in obligations issued by banks under normal market conditions.


            14. Purchase warrants, except each of the Appreciation, Developing Leaders and Special Value Portfolios may purchase warrants not to exceed 2% of its respective net assets. For purposes of this restriction, such warrants shall be valued at the lower of cost or market, except that warrants acquired by the Portfolio in units or attached to securities shall not be included within this 2% restriction.

            15. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings. The Appreciation, Developing Leaders, Special Value and Quality Bond Portfolios' entry into collateral arrangements with respect to options, currency options, futures contracts, including those related to indices, and options on futures contracts or indices and arrangements with respect to initial or variation margin for futures contracts or options will not be deemed to be pledges of such Portfolio's assets.


            16. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 15% (10% with respect to the Money Market Portfolio) of the value of the Portfolio's net assets would be so invested.

                                           * * *


      BALANCED, DISCIPLINED STOCK, GROWTH AND INCOME, INTERNATIONAL EQUITY, INTERNATIONAL VALUE, LIMITED TERM HIGH YIELD AND SMALL COMPANY STOCK PORTFOLIOS. Each of these Portfolios has adopted investment restrictions numbered 1 through 8 as fundamental policies, and each of the Balanced, Disciplined Stock, International Value, Limited Term High Yield and Small Company Stock Portfolios has adopted investment restrictions numbered 16 and 17 as additional fundamental policies. Investment restrictions numbered 9 through 15 are not fundamental policies and may be changed, as to a Portfolio, by a vote of a majority of the Fund's Board members at any time. None of these Portfolios may:


            1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

            2. Invest in commodities, except that a Portfolio may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

            3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

            4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

            5. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, a Portfolio may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

            6. Act as an underwriter of securities of other issuers, except to the extent a Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

            7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 2, 4, 11 and 12 may be deemed to give rise to a senior security.

            8. Purchase securities on margin, but a Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

            9. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessor) if such purchase would cause the value of its investments in all such companies to exceed 5% of the value of its total assets.

            10. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns as a shareholder in accordance with its views.

            11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

            12. Purchase, sell or write puts, calls or combinations thereof, except as described in the Prospectus and Statement of Additional Information.

            13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of its net assets would be so invested.

            14. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

            15. Purchase warrants in excess of 5% of its net assets. For purposes of this restriction, such warrants shall be valued at the lower of cost or market, except that warrants acquired by a Portfolio in units or attached to securities shall not be included within this restriction.


      The following investment restrictions numbered 16 and 17 apply only to the Balanced, Disciplined Stock, International Value, Limited Term High Yield and Small Company Stock Portfolios. None of these Portfolios may:


            16. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

            17. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Portfolio's total assets.

                                           * * *


      If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. However, if borrowings exceed 33-1/3% of the value of a Portfolio's total assets as a result of a change in values or assets, the Portfolio must take steps to reduce such borrowings at least to the extent of such excess.


      In addition, each Portfolio has adopted the following policies as non-fundamental policies. Each Portfolio intends (i) to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, and (ii) to comply in all material respects with insurance laws and regulations that the Fund has been advised are applicable to investments of separate accounts of Participating Insurance Companies. In addition, each Portfolio, except the Growth and Income and International Equity Portfolios, has agreed not to invest more than 10% of its total assets in the obligations of any one issuer (excluding U.S. Government securities) and to purchase no more than 10% of an issuer's outstanding securities. As non-fundamental policies, these policies may be changed by vote of a majority of the Board members at any time.

      The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission which, among other things, permits each Portfolio to use cash collateral received in connection with lending the Portfolio's securities, and other uninvested cash, to purchase shares of one or more registered money market funds advised by the Manager in excess of the limitations imposed by the 1940 Act.

                             MANAGEMENT OF THE FUND

      The Fund's Board is responsible for the management and supervision of each Portfolio, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:


   The Dreyfus Corporation..........   Investment Adviser
   Fayez Sarofim & Co................   Sub-Investment Adviser for the
                                        Appreciation Portfolio
   Newton Capital Management Limited.   Sub-Investment Adviser for the
                                        International Equity Portfolio

   Jennison Associates LLC...........   Sub-Investment Adviser for the
                                           Special Value Portfolio

   Dreyfus Service Corporation.......   Distributor
   Dreyfus Transfer, Inc.............   Transfer Agent
   The Bank of New York..............   Custodian for the International Equity,
                                        International Value, Money Market and
                                        Special Value Portfolios

   Mellon Bank, N.A..................   Custodian for the Balanced,
                                        Appreciation, Disciplined Stock, Growth
                                        and Income, Limited Term High Yield,
                                        Quality Bond, Developing Leaders and
                                        Small Company Stock Portfolios



BOARD MEMBERS OF THE FUND1

     Board members of the Fund, together with information as to their position with the Fund, principal occupations and other board memberships and affiliations, are shown below.



Name  (Age)                         Principal Occupation
POSITION WITH FUND (SINCE)          DURING PAST 5 YEARS                  OTHER BOARD MEMBERSHIPS AND AFFLIATIONS

Joseph S. DiMartino (59)            Corporate Director and Trustee       The Muscular Dystrophy Association, DIRECTOR
Chairman of the Board (1995)                                               Levcor International, Inc., an apparel fabric processor,
                                                                           Director
                                                                         Century Business Services, Inc., a provider of
                                                                           outsourcing functions for small and medium size
                                                                           companies, DIRECTOR
                                                                          The Newark Group, a provider of a national market of
                                                                           paper recovery facilities, paperboard mills and
                                                                           paperboard converting plants, DIRECTOR

David P. Feldman (63)               Corporate Director and Trustee        59 Wall Street Mutual Funds Group (11 funds),
Board Member (1994)                                                        DIRECTOR
                                                                          The Jeffrey Company, a private investment company,
                                                                           DIRECTOR
                                                                          QMED, a medical devise company, DIRECTOR

James F. Henry (72)                 President, CPR Institute for Dispute
Board Member (1990)                  Resolution, a non-profit
                                     organization principally engaged
                                     in the development of alternatives
                                     to business litigation (Retired
                                     2001)

Rosalind Gersten Jacobs (77)        Merchandise and marketing
Board Member (1990)                  consultant

Dr. Paul A. Marks (76)              President and Chief Executive         Pfizer, Inc., pharmaceutical company, PRESIDENT-
Board Member (1990)                  Officer of Memorial Sloan-            EMERITUS
                                     Kettering Cancer Center
                                    (Retired 1999)

Dr. Martin Peretz (63)              Editor-in-Chief of The New            Academy for Liberal Education, an accrediting agency
Board Member (1990)                  Republic Magazine                     for colleges and universities certified by the U.S.
                                    Lecturer in Social Studies at          Department of Education, DIRECTOR
                                     Harvard University                   Digital Learning Group, LLC., an  online
                                    Co-Chairman of  TheStreet.com, a       publisher of college textbooks,  DIRECTOR
                                     financial daily on the web

Bert W. Wasserman (70)              Financial Consultant                   Malibu Entertainment International, Inc., DIRECTOR
Board Member (1993)                                                        Lillian Vernon Corporation, Director
                                                                           PSC, Inc., a leading provider of mobile and wireless
                                                                            systems, retail automation solutions and automated
                                                                            data collection products, DIRECTOR
_____________________
1    None of the Board members are "interested  persons" of the Fund, as defined in the 1940 Act.


      Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters, the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board, and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Portfolios' investments. The audit committee met four times and the pricing committee met twice during the fiscal year ended December 31, 2002. The compensation and nominating committees had no meetings during the last fiscal year.

      The table below indicates the dollar range of each Board member's ownership of Portfolio shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2002.



                                Appreciation    Balanced      Disciplined
NAME OF BOARD MEMBER            PORTFOLIO       PORTFOLIO     STOCK PORTFOLIO

Joseph S. DiMartino                 None        None          None
David P. Feldman                    None        None          None
James F. Henry                      None        None          None
Rosalind G. Jacobs                  None        None          None
Dr. Paul A. Marks                   None        None          None
Dr. Martin Peretz                   None        None          None
Bert W. Wasserman                   None        None          None

                                Growth and      International
                                Income          Equity        International
NAME OF BOARD MEMBER            PORTFOLIO       PORTFOLIO     VALUE PORTFOLIO


Joseph S. DiMartino                 None        None          None
David P. Feldman                    None        None          None
James F. Henry                      None        None          None
Rosalind G. Jacobs                  None        None          None
Dr. Paul A. Marks                   None        None          None
Dr. Martin Peretz                   None        None          None
Bert W. Wasserman                   None        None          None



                                Limited Term    Money
                                High Yield      Market        Quality Bond
NAME OF BOARD MEMBER            PORTFOLIO       PORTFOLIO     PORTFOLIO


Joseph S. DiMartino                 None        None          None
David P. Feldman                    None        None          None
James F. Henry                      None        None          None
Rosalind G. Jacobs                  None        None          None
Dr. Paul A. Marks                   None        None          None
Dr. Martin Peretz                   None        None          None
Bert W. Wasserman                   None        None          None


                          Developing    Small           Special      Aggregate Holding
                          Leaders       Company         Value        of Funds in the Dreyfus
NAME OF BOARD MEMBER      PORTFOLIO     STOCK PORTFOLIO PORTFOLIO    FAMILY OF FUNDS

Joseph S. DiMartino          None       None            None         Over $100,000
David P. Feldman             None       None            None         $50,001-$100,000
James F. Henry               None       None            None         None
Rosalind G. Jacobs           None       None            None         Over $100,000
Dr. Paul A. Marks            None       None            None         $1-$10,000
Dr. Martin Peretz            None       None            None         $10,001-$50,000
Bert W. Wasserman            None       None            None         Over $100,000

      As of December 31, 2002, none of the Board members or their immediate family members owned securities of the Manager, Sarofim, Newton, Jennison, or the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager, Sarofim, Newton, Jennison, or the Distributor.

      The Fund typically pays its Board members its allocated portion of an annual retainer of $40,000 and a fee of $6,000 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and eight other funds (comprised of 24 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolio's of such funds is set forth in parenthesis next to each Board member's total compensation) during the year ended December 31, 2002, pursuant to the compensation schedule then in effect, were as follows:


(PAGE)
                                                   Total Compensation From the
                           Aggregate Compensation  Fund and Fund Complex Paid
NAME OF BOARD MEMBER       FROM THE FUND*          TO BOARD MEMBER (**)

Joseph S. DiMartino             $_____              $815,938 (191)
David P. Feldman                $_____              $167,000  (53)
John M. Fraser, Jr.+            $_____              $ 32,500  (43)
James F. Henry                  $_____              $ 71,000  (24)
Rosalind Gersten Jacobs         $_____              $117,000  (37)
Irving Kristol++                $_____              $ 23,250  (24)
Dr. Paul A. Marks               $_____              $ 70,000  (24)
Dr. Martin Peretz               $_____              $ 71,000  (24)
Bert W. Wasserman               $_____              $ 71,000  (24)

_____________________
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $________ for all Board members as a group.

** Represents the number of separate portfolios comprising the investment companies in the Fund complex, including the Portfolios, for which the Board member serves.
+ Emeritus Board member since May 24, 2000. ++ Emeritus Board member since January 22, 2000.

OFFICERS OF THE FUND


STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000. Chairman of the Board, Chief
      Executive Officer, and Chief Operating Officer of the Manager and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002. Chief Investment
      Officer, Vice Chairman and a Director of the Manager, and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000 . Executive Vice President, Secretary, and General Counsel of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001. Director - Mutual Fund Accounting of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, SECRETARY SINCE MARCH 2000. Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 198 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1991.

STEVENF. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000. Associate General
      Counsel and Assistant Secretary of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

ROBERTR. MULLERY, ASSISTANT SECRETARY SINCE MARCH 2000. Associate General
      Counsel of the Manager, and an officer of 19 investment companies (comprised of 40 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since May 1986.

MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000. Senior Treasury Manager of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since August 1984.

ERIK D. NAVILOFF, ASSISTANT TREASURER SINCE DECEMBER 2002. Senior Accounting Manager - Taxable Fixed Income Funds of the Manager, and an officer of 18 investment companies (comprised of 77 portfolios) managed by the Manager. He is 34 years old and has been an employee of the Manager since November 1992.

ROBERTS. ROBOL, ASSISTANT TREASURER SINCE DECEMBER 2002. Senior Accounting
      Manager - Equity Funds of the Manager, and an officer of 23 investment companies (comprised of 39 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001. Mutual Funds Tax
      Director of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

ROBERTJ. SVAGNA, ASSISTANT TREASURER SINCE DECEMBER 2002. Senior Accounting
      Manager - Equity Funds of the Manager, and an officer of 23 investment companies (comprised of 39 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER 2002.
      Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 90 investment companies (comprised of 197 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.


      The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.


      The Fund's Board members and officers, as a group, owned less than 1% of each Portfolio's shares outstanding on March 11, 2003.

      Set forth in "Appendix B" to this Statement of Additional Information are the shareholders known by the Fund to own of record 5% or more of a Portfolio's shares outstanding on March 11, 2003. A shareholder that beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed to be a "control person" (as defined in the 1940 Act) of the Fund.



                             MANAGEMENT ARRANGEMENTS


      INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

      The Manager provides advisory services pursuant to an Investment Advisory Agreement (the "Management Agreement") between the Fund and the Manager. As to each Portfolio, the Management Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Portfolio, the Management Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the shares of such Portfolio, or, upon not less than 90 days' notice, by the Manager. The Management Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).





      The following persons are officers and/or directors of the Manager:
Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. Charles Cardona, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Theodore A. Schachar, Vice President--Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Steven G. Elliot, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

      The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager, from time to time, may make payments from its own assets to Participating Insurance Companies in connection with the provision of certain administrative services to one or more Portfolios or servicing and/or maintaining shareholder accounts. The Manager also may make such advertising or promotional expenditures, using its own resources, as it from time to time deems appropriate.

      SUB-INVESTMENT ADVISERS. With respect to the Appreciation Portfolio, the Fund has entered into a Sub-Investment Advisory Agreement (the "Sarofim Sub-Advisory Agreement") with Fayez Sarofim & Co. As to such Portfolio, the Sarofim Sub-Advisory Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Sarofim, by vote cast in person at a meeting called for the purpose of voting on such approval. The Sarofim Sub-Advisory Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Portfolio's outstanding voting securities, or, upon not less than 90 days' notice, by Sarofim. The Sarofim Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


      The following persons are officers and/or directors of Sarofim: Fayez S. Sarofim, Chairman of the Board, President and a director; Raye G. White, Executive Vice President, Secretary, Treasurer and a director; Russell M. Frankel, William K. McGee, Jr., Charles E. Sheedy and Ralph B. Thomas, Senior Vice Presidents; James A. Reynolds, III, Satish Gupta, Alice M. Youngblood, Christopher B. Sarofim and Mary Porter, Vice Presidents; and Robert M. Hopson, Vice President and Assistant Secretary.

      With respect to the International Equity Portfolio, the Manager has entered into a Sub-Investment Advisory Agreement (the "Newton Sub-Advisory Agreement") with Newton Capital Management Limited. As to such Portfolio, the Newton Sub-Advisory Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting securities, provided that in either event the continuance also approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Newton, by vote cast in person at a meeting called for the purpose of voting on such approval. The Newton Sub-Advisory Agreement is terminable without penalty, on 60 days' notice, by the Manager, by the Fund's Board or by vote of the holders of a majority of the Portfolio's outstanding voting securities, or, upon not less than 90 days' notice, by Newton. The Newton Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

      The following persons are directors of Newton: Colin Harris, Guy Hudson, Helena Morrisey, Mark Rayward, Jon Groom, and Jeff Munroe.


      With respect to the Special Value Portfolio, the Manager has entered into a Sub-Investment Advisory Agreement (the "Jennison Sub-Advisory Agreement") with Jennison Associates LLC. As to such Portfolio, the Jennison Sub-Advisory Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting securities, provided that in either event the continuance also approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Jennison, by vote cast in person at a meeting called for the purpose of voting on such approval. The Jennison Sub-Advisory Agreement is terminable without penalty, on 60 days' notice, by the Manager, by the Fund's Board or by vote of the holders of a majority of the Portfolio's outstanding voting securities, or, upon not less than 90 days' notice, by Newton. The Jennison Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The following persons are directors of Jennison: Dennis M. Kass, Chairman and Chief Executive Officer; John H. Hobbs, Vice Chairman; Spiros Segalas, President and Chief Investment Officer; Michael A. Del Balso, Executive Vice President; Karen E. Kohler, Executive Vice President, Chief Operating Officer and Chief Compliance Officer; Kathleen A. McCarragher, Executive Vice President; Mary-Jane Flaherty; Philip N. Russo; Victor Y. Sim; John R. Strangfeld; Kevin C. Uebelein; Bernard B. Winograd.

      PORTFOLIO MANAGEMENT.The Manager manages each Portfolio's investments in accordance with the stated policies of the Portfolio, subject to the approval of the Fund's Board. With respect to the Appreciation Portfolio, International Equity Portfolio and Special Value Portfolio, Sarofim, Newton and Jennison, respectively, provide day-to-day management of such Portfolio's investments, subject to the supervision of the Manager and the Fund's Board. The Portfolio's adviser is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Fund's Board to execute purchases and sales of securities. The portfolio managers are as follows:


PORTFOLIO                                PORTFOLIO MANAGER

Appreciation                             Fayez S. Sarofim
                                         Charles E. Sheedy
                                         Christopher B. Sarofim

                                         Catherine P. Crain

Balanced                                 Douglas D. Ramos
                                         Gerald Thunelius
                                         William Howarth
                                         Martin Fetherston
                                         Michael Hoeh
                                         Gregory Jordon
                                         Kenneth Smalley
                                         Samuel Weinstock


Disciplined Stock                        D. Gary Richardson

Growth and Income                        Douglas D. Ramos

International Equity                     Susan Ritchie
                                         Paul Butler

                                         David Stieger

International Value                      D. Kirk Henry


                                         Carolyn Kedersha

                                         Clifford Smith


Limited Term High Yield                  Martin Fetherson

                                         Louis Geser
                                         Michael Hoeh
                                         William Howarth
                                         Gregory Jordan
                                         Kennth Smalley
                                         Gerald E. Thunelius
                                         Samuel Weinstock

Money Market                             Bernard W. Kiernan, Jr.
                                         Patricia A. Larkin
                                         James O'Connor
                                         Thomas Riordan

Quality Bond                             Michael Hoeh
                                         William Howarth
                                         Gregory Jordan
                                         Kenneth Smalley
                                         Gerald Thunelius
                                         Martin Fetherston
                                         Samuel Weinstock

Developing Leaders                       Hilary R. Woods

                                         Paul Kandel
                                         George Saffaye

Small Company Stock                      Anthony J. Galise
                                         James Wadsworth


Special Value                            Mark G. DeFranco
                                         Brian M. Gillott

      The Manager, Newton, Sarofim and Jennison maintain research departments with professional portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager, Newton, Sarofim or Jennison. All purchases and sales of each Portfolio are reported for the Board's review at the meeting subsequent to such transactions.

      In approving the current Management Agreement and each Sub-Investment Advisory Agreement, the Board considered a number of factors, including the nature and quality of the services provided by the Manager, Sarofim, Newton and Jennison, as the case may be, the investment philosophy and investment approach as applied to the Portfolios by the Manager and, as applicable, Sarofim, Newton and Jennison; the investment management expertise of the Manager, Sarofim, Newton and Jennison in respect of the relevant Portfolio's investment strategies; the personnel, resources and experience of the Manager, Sarofim, Newton and Jennison; each Portfolio's performance history and the management fees paid to the Manager, Sarofim, Newton and Jennison relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's, Sarofim's, Newton's and Jennison's costs of providing services under the Management Agreement and the relevant Sub-Investment Advisory Agreement; the relationship between the fees paid to the Manager under the Management Agreement and the Fund's Distribution Plan; and ancillary benefits the Manager, Sarofim, Newton or Jennison may receive from its relationship with the Fund.


      Mellon Bank, N.A., the Manager's parent, and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Portfolio. The Manager has informed the Fund that in making its investment decisions it does not obtain or use material inside information that Mellon Bank, N.A. or its affiliates may possess with respect to such issuers.


      The Fund, the Manager, Sarofim, Newton, Jennison, and the Distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the Portfolio. Each of the Manager, Sarofim, Newton and Jennison code of ethics restricts the personal securities transactions of its employees, and requires the portfolio managers and other investment personnel to comply with the code's pre-clearance and disclosure procedures. Its primary purpose is to ensure that personal trading by employees of the Manager, Sarofim, Newton, or Jennison does not disadvantage any fund managed by the Manager, Sarofim, Newton, or Jennison as the case may be.

      EXPENSES. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager (or, if applicable, the Portfolio's sub-investment adviser). The expenses borne by the Fund include: taxes, interest, loan commitment fees, dividends and interest on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or any sub-investment adviser or any affiliates thereof, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. In addition, each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. Each Portfolio's Service shares are subject to an annual distribution fee. See "Distribution Plan (Service Shares Only)." Expenses attributable to a particular Portfolio are charged against the assets of that Portfolio; other expenses of the Fund are allocated among the Portfolios on the basis determined by the Fund's Board, including, but not limited to, proportionately in relation to the net assets of each Portfolio.






      As compensation for its services, the Fund has agreed to pay the Manager a monthly fee at the annual rate set forth below as a percentage of the relevant Portfolio's average daily net assets. The effective annual rate of the monthly investment advisory fee the Fund paid the Manager pursuant to any undertaking in effect for the fiscal year ended December 31, 2002 as a percentage of the relevant Portfolio's average daily net assets also is set forth below:


                                                                     Effective
                                                                     Annual
                                                      Annual Rate    Rate of
                                                      of Investment  Investment
                                                      Advisory       Advisory
NAME OF PORTFOLIO                                     FEE PAYABLE    FEE PAID


Appreciation Portfolio                                                  .42%
   0 to $150 million of average daily net assets          .55%
   $150 million to $300 million of average daily          .50%
   net assets                                             .375%
   $300 million or more of average daily net assets
Balanced Portfolio                                        .75%          .75%
Disciplined Stock Portfolio                               .75%          .75%
Growth and Income Portfolio                               .75%          .75%
International Equity Portfolio                            .75%          .75%
International Value Portfolio                            1.00%          .80%

Limited Term High Yield Portfolio                         .65%          .65%

Money Market Portfolio                                    .50%          .50%
Quality Bond Portfolio                                    .65%          .65%

Developing Leaders Portfolio                              .75%          .75%

Small Company Stock Portfolio                             .75%          .75%

Special Value Portfolio                                                 .45%
    0 to $300 million                                     .50%
    $300 million and over                                 .45%

      The fees paid by the Fund to the Manager with respect to each Portfolio for the fiscal years ended December 31, 2000, 2001 and 2002 were as follows:


FEES PAID FORYEAR ENDED
DECEMBER 31, 2000

NAME OF PORTFOLIO            ADVISORY FEE PAID

Appreciation                    $4,217,760
Balanced                           714,713
Disciplined Stock                1,686,569
Growth and Income                3,430,110
International Equity               538,441
International Value                251,459

Limited Term High Yield            332,928

Money Market                       488,463
Quality Bond                       866,066

Developing Leaders              10,367,110

Small Company Stock                258,712
Special Value                      380,154

FEES PAID FOR YEAR ENDED
DECEMBER 31, 2001

NAME OF PORTFOLIO         ADVISORY FEE PAYABLE  REDUCTION IN FEE   NET FEE PAID


Appreciation                $3,995,139                $0            $3,995,139
Balanced                       804,185                 0               804,185
Disciplined Stock            1,454,807                 0             1,454,807
Growth and Income            3,086,408                 0             3,086,408
International Equity           373,657                 0               373,657
International Value            248,616            48,671               199,945

Limited Term High Yield        240,231                 0               240,231

Money Market                   779,589                 0               779,589
Quality Bond                 1,181,755                 0             1,181,755

Developing Leaders           5,003,436                 0             5,003,436

Small Company Stock            255,675                 0               255,675
Special Value                  343,238             4,099               339,139



FEES PAID FOR YEAR ENDED
DECEMBER 31, 2002

NAME OF PORTFOLIO         ADVISORY FEE PAYABLE  REDUCTION IN FEE   NET FEE PAID


Appreciation                         $                 $               $
Balanced
Disciplined Stock
Growth and Income
International Equity
International Value
Limited Term High Yield
Money Market
Quality Bond
Developing Leaders
Small Company Stock
Special Value

      As compensation for Sarofim's services, the Fund has agreed to pay Sarofim a monthly sub-advisory fee at the annual rate set forth below as a percentage of the Appreciation Portfolio's average daily net assets. The effective annual rate of the monthly sub-investment advisory fee the Fund paid Sarofim for the fiscal year ended December 31, 2002, as a percentage of the Appreciation Portfolio's average daily net assets also is set forth below:





                                                                     Effective Annual
                                                     Annual Rate of        Rate
                                                     Sub-Investment Of Sub-Investment
                                                      Advisory Fee       Advisory
APPRECIATION PORTFOLIO                                  PAYABLE      FEE PAID IN 2002


                                                                          .33%
0 to $150 million of average daily net assets            .20%
$150 million to $300 million of average daily net assets .25%

$300 million or more of average daily net assets        .375%


     The fees paid by the Fund to Sarofim with respect to the Appreciation Portfolio for fiscal years ended December 31, 2000, 2001 and 2002 amounted to $3,317,760, $3,095,140 and __________, respectively.

      As compensation for Newton's services, the Manager has agreed to pay Newton, a monthly sub-advisory fee at the annual rate set forth below as a percentage of the International Equity Portfolio's average daily net assets. The effective annual rate of the monthly sub-investment advisory fee the Manager paid Newton for the period ended December 31, 2001 and the fiscal year ended December 31, 2002, as a percentage of the International's Equity Portfolio's average daily net assets also is set forth below:


                                                             Effective Annual
                                                                  Rate
                                     Annual Rate of        of Sub-Investment
                                     Sub-Investment             Advisory
INTERNATIONAL EQUITY PORTFOLIO    ADVISORY FEE PAYABLE      FEE PAID IN 2002


                                                                      .30%
0 to $100 million                         .35%
$100 million to $1 billion                .30%
$1 billion to $1.5 billion                .26%
$1.5 billion or more                      .20%


     The fees paid by the Manager to Newton with respect to the International Equity Portfolio for the period September 1, 2001 (effective date of Newton Sub-Advisory Agreement) through December 31, 2001 and the fiscal year ended December 31, 2002 amounted to $47,083 and _______, respectively.

      As compensation for Jennison's services, the Manager has agreed to pay Jennison, a monthly sub-advisory fee at the annual rate set forth below as a percentage of the Special Value Portfolio's average daily net assets. The effective annual rate of the monthly sub-investment advisory fee the Manager paid Jennison for the period ended December 31, 2002, as a percentage of the Special Value Portfolio's average daily net assets also is set forth below:

                                                           Effective Annual
                                                           Rate
                                 Annual Rate of            Of Sub-Investment
                                 Sub-Investment             Advisory
                                 Advisory Fee Payable by    Fee Paid by
SPECIAL VALUE PORTFOLIO          MANAGER                    MANAGER IN 2002


                                                               -----%
0 to $300 million                         0.50%
$300 million and over                     0.45%

     The fee paid by the Manager to Jennison with respect to the Special Value Portfolio for the period September 17, 2002 (effective date of Jennison Sub-Advisory Agreement) through December 31, 2002 amounted to $_______________.


      The Manager (and, with respect to the Appreciation Portfolio, Sarofim) has agreed that if, in any fiscal year, the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the advisory fees, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager (and, with respect to the Appreciation Portfolio, Sarofim) or the Manager (and, with respect to the Appreciation Portfolio, Sarofim) will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

      The aggregate of the fees payable to the Manager (other than for the Appreciation Portfolio) is not subject to reduction as the value of a Portfolio's assets increases.

      THE DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds and for certain other investment companies.


      TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Fund's transfer and dividend agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

      The Bank of New York, 100 Church Street, New York, New York 10286, serves as custodian of the Fund's investments with respect to International Equity, International Value, Money Market and Special Value Portfolios. The Bank of New York has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

      Mellon Bank, N.A., the Manager's parent, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as the Fund's custodian with respect to the Appreciation, Balanced, Disciplined Stock, Growth and Income, Limited Term High Yield, Quality Bond, Developing Leaders and Small Company Stock Portfolios. Under a custody agreement with the Fund, Mellon Bank, N.A. holds each such Portfolio's securities and keeps all necessary accounts and records. For its custody services, Mellon Bank, N.A. receives a monthly fee based on the market value of each Portfolio's assets held in custody and receives certain securities transaction charges.


                                HOW TO BUY SHARES

      Each Portfolio (except the Money Market Portfolio) offers two classes of shares--Initial shares and Service shares. The classes are identical, except as to the expenses borne by each class, which may affect performance. See "Distribution Plan (Service Shares Only)." Fund shares currently are offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE PURCHASE ORDERS DIRECTLY WITH THE FUND.

      Separate accounts of the Participating Insurance Companies place orders based on, among other things, the amount of premium payments to be invested pursuant to Policies. See the prospectus of the separate account of the Participating Insurance Company for more information on the purchase of Fund shares and with respect to the availability for investment in specific classes of the Portfolios and in specific Portfolios of the Fund. The Fund does not issue share certificates.

      Purchase orders from separate accounts based on premiums and transaction requests received by the Participating Insurance Company on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the net asset value of the applicable Portfolio determined on such business day if the orders are received by the Fund in proper form and in accordance with applicable requirements on the next business day and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders are received by the Fund on the next business day in accordance with applicable requirements. It is each Participating Insurance Company's responsibility to properly transmit purchase orders and Federal Funds in accordance with applicable requirements. Policy holders should refer to the prospectus for their contracts or Policies in this regard.

      Portfolio shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on days that the New York Stock Exchange is open for regular business. For purposes of determining net asset value, certain options and futures may be valued 15 minutes after the close of trading on floor of the New York Stock Exchange. Net asset value per share of each class of shares is computed by dividing the value of a Portfolio's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of such Portfolio's shares outstanding. For information regarding the methods employed in valuing each Portfolio's investments, see "Determination of Net Asset Value."

                                DISTRIBUTION PLAN
                              (SERVICE SHARES ONLY)

      Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Board has adopted such a Plan (the "Plan"), with respect to Service shares of each Portfolio (except the Money Market Portfolio), pursuant to which the Portfolio pays the Distributor at an annual rate of 0.25% of the value of the average daily net assets of the Portfolio's Service shares for distributing Service shares, for advertising and marketing related to Service shares and for servicing and/or maintaining accounts of Service class shareholders. Under the Plan, the Distributor may make payments to Participating Insurance Companies and the principal underwriters for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. The Fund's Board believes that there is a reasonable likelihood that the Fund's Plan will benefit each Portfolio for which the Plan was adopted and the holders of its Service shares.

      A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Plan provides that it may not be amended to increase materially the costs which holders of Service shares may bear pursuant to the Plan without the approval of the holders of such shares and that other material amendments of the Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, by vote cast in person or at a meeting called for the purpose of considering such amendment. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. As to each Portfolio, the Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan or by vote of the holders of a majority of such Portfolio's Service shares.


      Set forth below are the total amounts paid pursuant to the Plan by each indicated Portfolio, with respect to its Service shares, to the Distributor for the fiscal year ended December 31, 2002:



                               PAYMENTS
    NAME OF PORTFOLIO       TO DISTRIBUTOR

Appreciation                  $
Balanced
Disciplined Stock
Growth and Income
International Equity
International Value

Limited Term High Yield

Quality Bond

Developing Leaders

Small Company Stock
Special Value

                              HOW TO REDEEM SHARES

      Portfolio shares may be redeemed at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE REDEMPTION ORDERS DIRECTLY WITH THE FUND. Redemption requests from separate accounts based on premiums and transaction requests received by the Participating Insurance Company on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the net asset value of the applicable Portfolio determined on such business day if the requests are received by the Fund in proper form and in accordance with applicable requirements on the next business day. It is each Participating Insurance Company's responsibility to properly transmit redemption requests in accordance with applicable requirements. Policy holders should consult their Participating Insurance Company prospectus in this regard. The value of the shares redeemed may be more or less than their original cost, depending on the Portfolio's then-current net asset value. No charges are imposed by the Fund when shares are redeemed.

      The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.

      Should any conflict between VA contract holders and VLI policy holders arise which would require that a substantial amount of net assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of such contract holders and policy holders.

      REDEMPTION COMMITMENT. The Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of a Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or part in securities or other assets of the Portfolio in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Portfolio's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                               EXCHANGE PRIVILEGE

      Investors can exchange shares of a class for shares of the same class of any other fund/portfolio managed by the Manager that is offered only to separate accounts established by Participating Insurance Companies to fund Policies, or for shares of the Money Market Portfolio, subject to the terms and conditions set forth in the applicable Participating Insurance Companies prospectus. Policy holders should refer to the applicable Participating Insurance Company prospectus for more information on exchanging Portfolio shares. The Fund reserves the right to modify or discontinue its exchange program at any time upon 60 days' notice to the Participating Insurance Companies.


                        DETERMINATION OF NET ASSET VALUE

      MONEY MARKET PORTFOLIO. The valuation of the Money Market Portfolio's securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

      The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Money Market Portfolio's shareholders, procedures reasonably designed to stabilize the Portfolio's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Portfolio's portfolio holdings by the Fund's Board, at such intervals as it deems appropriate, to determine whether the Portfolio's net asset value per share calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Fund's Board.

      The extent of any deviation between the Money Market Portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2%, the Board members promptly will consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.


      LIMITED TERM HIGH YIELD AND QUALITY BOND PORTFOLIOS. Substantially all of each of these Portfolios' investments are valued each business day by an independent pricing service (the "Service") approved by the Fund's Board. When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments is determined by the Service based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service's procedures are reviewed by the Fund's officers under the general supervision of the Board. Certain short-term investments are not valued by the Service and may be carried at amortized cost, which approximates value. Other investments that are not valued by the Service are valued at the average of the most recent bid and asked prices in the market in which such investments are primarily traded, or at the last sales price for securities traded primarily on an exchange. In the absence of reported sales of investments traded primarily on an exchange, the average of the most recent bid and asked prices is used. Bid price is used when no asked price is available. Investments traded in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Expenses and fees of a Portfolio, including the advisory fee and any fees pursuant to the Distribution Plan, are accrued daily and taken into account for the purpose of determining the net asset value of the portfolio's shares.

      APPRECIATION, BALANCED, DISCIPLINED STOCK, GROWTH AND INCOME, INTERNATIONAL EQUITY, INTERNATIONAL VALUE, DEVELOPING LEADERS, SMALL COMPANY STOCK AND SPECIAL VALUE PORTFOLIOS. Each of these Portfolios' investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Market quotations for foreign securities in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of many of the Portfolio's investment securities. Certain short-term investments may be carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board. Expenses and fees of a portfolio, including the advisory fees and any fees pursuant to the Distribution Plan, are accrued daily and taken into account for the purpose of determining the net asset value of the Portfolio's shares.

      Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined by the Fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the Fund to have changed the value of the security), are valued at fair value as determined in good faith based on procedures approved by the Board. The valuation of a security based on a fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Restricted securities which are, or are convertible into, other securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which such restricted securities were purchased. This discount will be revised by the Board, if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Fund's Board.


      NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


      Management believes that each Portfolio has qualified as a "regulated investment company" under the Code for the fiscal year ended December 31, 2002. Each Portfolio intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, each Portfolio will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Portfolio must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders, and meet certain asset diversification and other requirements. If a Portfolio does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


      Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated under "Dividends and Taxes" in the Prospectus. In addition, the Code provides that if a shareholder holds shares of the Portfolio for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currency and non-U.S. dollar denominated securities (including debt instruments and certain financial futures and options) may be treated as ordinary income or loss. In addition, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

      Gain or loss, if any, realized by a Portfolio from certain financial futures and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Portfolio's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Portfolio as described above.

      Offsetting positions held by a Portfolio involving certain futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute "straddles." To the extent the straddle rules apply to positions established by a Portfolio, losses realized by the Portfolio may be deferred to the extent of unrealized gain in the offsetting position. In addition short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by a Portfolio may constitute "mixed straddles". The Portfolio may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

      If a Portfolio either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures or forward contract, offsetting notional principal contract or other transaction described in Treasury regulations to be issued in the future (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Portfolio generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.

      If the Portfolio enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Portfolio during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

      Investment by a Portfolio in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders by causing a Portfolio to recognize income prior to the receipt of cash payments. For example, the Portfolio could be required to recognize annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute an amount equal to such income in order to maintain its qualification as a regulated investment company. In such case, the Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

      Under the Code, each Portfolio of the Fund is treated as a separate entity for purposes of qualification and taxation as a regulated investment company. Each Portfolio will make distributions from net realized securities gains, if any, once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No Portfolio will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Dividends are automatically reinvested in additional shares at net asset value unless payment in cash is elected by a Participating Insurance Company. Shares begin earning dividends on the day the purchase order is effective. If all shares in an account are redeemed at any time, all dividends to which the shareholder is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. All expenses are accrued daily and deducted before declaration of dividends to investors.

      Section 817(h) of the Code requires that the investments of a segregated asset account of an insurance company be "adequately diversified" as provided therein or in accordance with U.S. Treasury Regulations in order for the account to serve as the basis for VA contracts or VLI policies. Section 817(h) and the U.S. Treasury Regulations issued thereunder provide the manner in which a segregated asset account will treat investments in a regulated investment company for purposes of the diversification requirements. If a Portfolio satisfies certain conditions, a segregated asset account owning shares of the Portfolio will be treated as owning multiple investments consisting of the account's proportionate share of each of the assets of the Portfolio. Each Portfolio intends to satisfy the requisite conditions so that the shares of the Portfolio owned by a segregated asset account of a Participating Insurance Company will be treated as multiple investments. By meeting these and other requirements, the Participating Insurance Companies, rather than Policy holders, should be subject to tax on distributions received with respect to Portfolio shares. The tax treatment on distributions made to a Participating Insurance Company will depend on the Participating Insurance Company's tax status.

      Since shareholders of the Fund will be the separate accounts of Participating Insurance Companies, no discussion is included herein as to the Federal income tax consequences at the level of the holders of the Policies. For information concerning the Federal income tax consequences to such holders, see the prospectuses for such Policies.


                             PORTFOLIO TRANSACTIONS


      GENERAL. (All Portfolios) The Manager (and, if applicable, the Portfolio's sub-investment adviser) assumes general supervision over the placement of securities buy and sell orders on behalf of the funds it manages. In choosing brokers, the Manager evaluates the ability of the broker to execute the particular transaction (taking into account the market for the stock and the size of the order) at the best combination of price and quality of execution. In selecting brokers no factor is necessarily determinative, and seeking to obtain best execution for all trades takes precedence over all other considerations. Brokers are selected after a review of all relevant criteria, including: the actual price to be paid for the shares; the broker's knowledge of the market for the particular stock; the broker's reliability; the broker's integrity or ability to maintain confidentiality; the broker's research capability; commission rates; the broker's ability to ensure that the shares will be delivered on settlement date; the broker's ability to handle specific orders of various size and complexity; the broker's financial condition; the broker's willingness to commit capital; and the sale by the broker of funds managed by the Manager, Sarofim, Newton or Jennison. At various times and for various reasons, certain factors will be more important than others in determining which broker to use.


      The Manager has adopted written trade allocation procedures for its equity and fixed income trading desks. Under the procedures, portfolio managers and the trading desks ordinarily will seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one account. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. Generally, bunched trades will be allocated among the participating accounts based on the number of shares designated for each account on the trade order. If securities available are insufficient to satisfy the requirements of the participating accounts, available securities generally are allocated among accounts pro rata, based on order sizes. In the case of debt securities, the pro rata allocation is based on the accounts' asset sizes. In allocating trades made on a combined basis, the trading desks seeks to achieve the same net unit price of the securities for each participating account. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the trade allocation procedures allow the allocation of securities on a basis other than pro rata. For example, adjustments may be made to eliminate de minimis positions, to give priority to accounts with specialized investment policies and objectives or to consider the unique characteristics of certain accounts (e.g., available cash, industry or issuer concentration, duration, credit exposure).

      Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entities. While the policies and procedures of the affiliated entities are different than those of the Manager, they are based on the same principles, and are substantially similar.


      The Manager, Newton, Sarofim or Jennison may deem it appropriate for one of its accounts to sell a security while another of its accounts is purchasing the same security. Under such circumstances, the Manager may arrange to have the purchase and sale transaction effected directly between its accounts ("cross transactions"). Cross transactions will be effected pursuant to procedures adopted under Rule 17a-7 under the 1940 Act. Although Newton, Sarofim and Jennison currently have a policy of not engaging directly in cross transactions, the International Equity, Appreciation and Special Value Portfolios, respectively, do have the ability to effect such transactions.


      Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.


      The overall reasonableness of brokerage commissions paid is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. When transactions are executed in the over-the-counter market, the Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

      The Fund contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through the Manager or its affiliates. The Fund's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager or its affiliates are reasonable and fair.

      In connection with its portfolio securities transactions for the fiscal years ended December 31, 2000, 2001 and 2002 (except as otherwise indicated), each Portfolio indicated below paid brokerage commissions and, where determinable, concessions on principal transactions, none of which was paid to the Distributor, in the following amounts:




  Name of Portfolio                  Brokerage Commissions Paid               Concessions on Principal Transactions

                                  2000              2001           2002           2000           2001          2002

Appreciation                   $92,637(1)       $112,328(5)                         $0           $0            $
Balanced                            78,957       172,645                             0            0
Disciplined Stock                 265,192        257,496(6)                     18,965       18,045
Growth and Income              536,521(2)        352,037(7)                   264,771        406,249
International Equity              541,019        414,563                             0         6,449
International Value                 49,844        51,866                             0            0
Quality Bond                        27,000           432                             0            0
Developing Leaders            1,718,589(3)     1,302,876(8)                    751,700       877,984
Small Company Stock                 51,160        51,984                        4,800          8,544
Special Value                  158,340(4)         70,482                       55,639         31,618


(1) The Portfolio paid $10,100 of this amount to an affiliate of the Manager, which represented approximately 11% of the aggregate brokerage commissions paid by the Portfolio for transactions involving approximately 15% of the aggregate dollar value of transactions for which the Portfolio paid brokerage commissions.

(2) The Portfolio paid $21,105 of this amount to an affiliate of the Manager, which represented approximately 4% of the aggregate brokerage commissions paid by the Portfolio for transactions involving approximately 8% of the aggregate dollar value of transactions for which the Portfolio paid brokerage commissions.

(3) The Portfolio paid $18,200 of this amount to an affiliate of the Manager, which represented approximately 1% of the aggregate brokerage commissions paid by the Portfolio for transactions involving approximately 3% of the aggregate dollar value of transactions for which the Portfolio paid brokerage commissions.

(4) The Portfolio paid $2,551 of this amount to an affiliate of the Manager, which represented approximately 2% of the aggregate brokerage commissions paid by the Portfolio for transactions involving approximately 5% of the aggregate dollar value of transactions for which the Portfolio paid brokerage commissions.

(5) The Portfolio paid $11,468 of this amount to an affiliate of the Manager, which represented approximately 10% of the aggregate brokerage commissions paid by the Portfolio for transactions involving approximately 14% of the aggregate dollar value transactions for which the Portfolio paid brokerage commissions.

(6) The Portfolio paid $2,936 of this amount to an affiliate of the Manager, which represented approximately 1% of the aggregate brokerage commissions paid by the Portfolio for transactions involving approximately 3% of the aggregate dollar value of transactions for which the Portfolio paid brokerage commissions.

(7) The Portfolio paid $27,752 of this amount to an affiliate of the Manager, which represented approximately 8% of the aggregate brokerage commissions paid by the Portfolio for transactions involving approximately 12% of the aggregate dollar value of transactions for which the Portfolio paid brokerage commissions.

(8) The Portfolio paid $13,056 of this amount to an affiliate of the Manager, which represented approximately 1% of the aggregate brokerage commissions paid by the Portfolio for transactions involving approximately 3% of the aggregate dollar value transactions for which the Portfolio paid brokerage commissions.

      MONEY MARKET AND LIMITED TERM HIGH YIELD PORTFOLIOS. Purchases and sales of portfolio securities usually are principal transactions. The Portfolio ordinarily are purchases securities directly from the issuer or from an underwriter or market maker. Usually no brokerage commissions are paid by the Portfolio for such purchases and sales. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of securities from market makers may include the spread between the bid and asked price. No brokerage commissions were paid by these Portfolios for the fiscal years ended December 31, 2000, 2001 and 2002. There were no concessions on principal transactions for the fiscal years ended December 31, 2000, 2001 and 2002.

      IPO ALLOCATIONS. (All Portfolios) Under the Manager's special trade allocation procedures applicable to domestic and foreign initial and secondary public offerings and Rule 144A transactions (collectively herein "IPOs"), all portfolio managers (including the portfolio managers with respect to Appreciation Portfolio whom are employed by Sarofim, International Equity Portfolio whom are employed by Newton and Special Value Portfolio whom are employed by Jennison) seeking to participate in an IPO must use reasonable efforts to indicate their interest in the IPO, by account and in writing, to the Equity Trading Desk at least 24 hours prior to the pricing of a deal. Except upon prior written authorization from the Director of Investments or his designee, an indication of interest submitted on behalf of any account must not exceed an amount based on the account's approximate median position size.


      Portfolio managers may specify by account the minimum number of shares deemed to be an adequate allocation. Portfolio managers may not decline any allocation in excess of the minimum number of shares specified on the ground that too few shares are available, and will not receive an allocation of fewer than the minimum number of shares specified. If a portfolio manager does not specify a minimum number of shares deemed to be an adequate allocation, a "default minimum" equal to ten percent of the requested number of shares is assumed. De minimis adjustments may result in larger accounts participating in IPOs to a lesser extent than smaller accounts.

      Based on the indications of interest received by the Equity Trading Desk, the Chief Investment Officer's designee prepares an IPO Allocation Worksheet indicating an appropriate order size for each account, taking into consideration
(i) the number of shares requested for each account; (ii) the relative size of each account; (iii) each account's investment objectives, style and portfolio composition, and (iv) any other factors that may lawfully be considered in allocating IPO shares among accounts.

      If there are insufficient securities to satisfy all orders as reflected on the IPO Allocation Worksheet, the Manager's allocation generally will be distributed among participating accounts pro rata on the basis of each account's order. Allocations may deviate from a strict pro rata allocation if the Chief Investment Officer or his designee determines that it is fair and equitable to allocate on other than a pro rata basis.

      Funds managed by dual employees of the Manager and an affiliated entity are subject to the IPO procedures of the affiliated entities. While the IPO policies and procedures may differ from those of the Manager, they are based on the same principles and are substantially similar.

      SOFT DOLLARS. (All Portfolios) Subject to the policy of seeking the best combination of price and execution, a portfolio may execute transactions with brokerage firms that provide, along with brokerage services, research services and products, as defined in Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) provides a "safe harbor" to investment managers who use commission dollars of their advised accounts to obtain investment research and brokerage services and products. These arrangements are often called soft dollar arrangements. Research and brokerage services and products that provide lawful and appropriate assistance to the manager in performing investment decision-making responsibilities fall within the safe harbor.

      The services and products provided under these arrangements permit the Manager to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms.

      Some of the research products or services received by the Manager may have both a research function and a non-research administrative function (a "mixed use"). If the Manager determines that any research product or service has a mixed use, the Manager will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Manager determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by the Manager in hard dollars. Any such allocation may create a conflict of interest for the Manager.

      Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. The affiliated entity effects trades for funds managed by these dual employees. Because those funds may benefit from the research products and services the affiliated entity receives from brokers, commissions generated by those funds may be used to help pay for research products and services used by the affiliated entity.

      The Manager generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the research services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Manager to compensate the selected brokerage firm for research provided. The Manager endeavors to direct sufficient commissions to broker/dealers that have provided it with research to ensure continued receipt of research the Manager believes is useful. Actual brokerage commissions received by a broker/dealer may be more or less than the suggested allocations.

      The Manager may receive a benefit from the research services and products that are not passed on to Portfolio in the form of a direct monetary benefit. Further, research services and products may be useful to the Manager in providing investment advice to any of the Portfolios or clients it advises. Likewise, information made available to the Manager from brokerage firms effecting securities transactions for a Portfolio may be utilized on behalf of another Fund or client. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular Portfolio or client and the indirect benefits received by that Portfolio or client.

      The aggregate amount of transactions during the last fiscal year in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:


NAME OF  PORTFOLIO              TRANSACTION AMOUNT         COMMISSIONS AND
                                                             CONCESSIONS

Appreciation
Balanced
Disciplined Stock
Growth and Income
International Value
Developing Leaders
Special Value

      REGULAR BROKER-DEALERS. A Portfolio may execute transactions with one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Portfolio's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Portfolio's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Portfolio's portfolio transactions or (iii) sold the largest dollar amount of the Portfolio's securities. The following is a list of each Portfolio that acquired securities of its regular brokers or dealers for the fiscal year ended December 31, 2002, the issuer of the securities and the aggregate value per issuer, as of December 31, 2002, of such securities:



                             PERFORMANCE INFORMATION

      The performance figures shown below do not reflect the separate charges applicable to Policies offered by Participating Insurance Companies.


      The yield and effective yield for the seven-day period ended December 31, 2002 for the following Portfolio was:


          NAME OF PORTFOLIO              YIELD          EFFECTIVE YIELD

            Money Market                   %                   %


      Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Money Market Portfolio account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Portfolio's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective annualized yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

      Yields will fluctuate and are not necessarily representative of future results. Investors should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in the Portfolio is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Portfolio's price per share is determined.


      Current yields for the 30-day period ended December 31, 2002 for the Initial shares of the following Portfolios was:

           NAME OF PORTFOLIO             CURRENT YIELD

      Limited Term High Yield                  %
      Quality Bond                             %


Current yields for the 30-day period ended December 31, 2002 for the Service Shares of the following Portfolios was:

           NAME OF PORTFOLIO             CURRENT YIELD

      Limited Term High Yield               %/     %*
      Quality Bond                             %


______________________
*    Net of reimbursed expenses.

      Current yield is computed pursuant to a formula which operates as follows:
The amount of the relevant Portfolio's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by such Portfolio during the period. That result is then divided by the product of: (a) the average daily number of such Portfolio's shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

     Average annual total return for the periods indicated for the Initial Shares of the following Portfolios was:


Name of                            1-Year Period Ended  5-Year Period Ended        10-Year Period Ended
PORTFOLIO/INITIAL SHARES           DECEMBER 31, 2002    DECEMBER 31, 2002          DECEMBER 31, 2002

Quality Bond                                %                  %                          %
Developing Leaders                          %                  %                          %
Special Value                               %                  %                          %


Name of                            1-year period ended  5-year period ended       9.75-year period ended
PORTFOLIO/INITIAL SHARES           DECEMBER 31, 2002    DECEMBER 31, 2002         DECEMBER 31, 2002

Appreciation                                %                  %                          %

Name Of                            1-year period ended  5-year period ended        8.67-year period ended
PORTFOLIO/INITIAL SHARES           DECEMBER 31, 2002    DECEMBER 31, 2002          DECEMBER 31, 2002

Growth and Income                           %                  %                          %
International Equity                        %                  %                          %

Name of                            1-Year Period Ended  5-Year Period Ended        6.67 Year Period Ended
PORTFOLIO/INITIAL SHARES           DECEMBER 31, 2002    December 31, 2002          DECEMBER 31, 2002


Disciplined Stock                           %                  %                          %
International Value                         %                  %                          %
Small Company Stock                         %                  %                          %


Name of                            1-Year Period Ended           5.67-Year Period Ended
PORTFOLIO/INITIAL SHARES           DECEMBER 31, 2002             DECEMBER 31, 2002

Balanced                                 %                             %


Name of                                          1-Year Period Ended                5.68-Year Period Ended
PORTFOLIO/INITIAL SHARES                          DECEMBER 31, 2002                   DECEMBER 31, 2002

Limited Term High Yield                                   %                                   %




      Performance for the portfolio's Service shares, which commenced operations on December 31, 2000, is based on the performance of the Portfolio's Initial shares prior to December 31, 2000. The historical performance of the Portfolio's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. Average annual total return for the periods indicated for the Service Shares of the following Portfolios was:

Name of                            1-Year Period Ended  5-Year Period Ended       10-Year Period Ended
PORTFOLIO/SERVICE SHARES           DECEMBER 31, 2002    DECEMBER 31, 2002         DECEMBER 31, 2002
Quality Bond                                %                  %                          %
Developing Leaders                          %                  %                          %
Special Value                               %                  %                          %


Name of                            1-Year Period Ended  5-Year Period Ended       9.75-Year Period Ended
PORTFOLIO/SERVICE SHARES           DECEMBER 31, 2002    DECEMBER 31, 2002         DECEMBER 31, 2002

Appreciation                                %                  %                          %


Name of                            1-Year Period Ended  5-Year Period Ended       8.67-Year Period Ended
PORTFOLIO/SERVICE SHARES           DECEMBER 31, 2002    DECEMBER 31, 2002         DECEMBER 31, 2002


Growth and Income                           %                  %                          %
International Equity                        %                  %                          %


NAME OF                            1-year period ended  5-year period ended       6.67-year period ended
PORTFOLIO/SERVICE SHARES           DECEMBER 31, 2002    DECEMBER 31, 2002         DECEMBER 31, 2002

Disciplined Stock                           %                  %                          %
International Value                         %                  %                          %
Small Company Stock                         %                  %                          %


NAME OF                            1-year period ended                5.67-year period ended DECEMBER
PORTFOLIO/SERVICE SHARES           DECEMBER 31, 2002                        31, 2002


Balanced                                    %                                   %

NAME OF                            1-year period ended                5.68-year period ended
PORTFOLIO/SERVICE SHARES           DECEMBER 31, 2002                   DECEMBER 31, 2002

Limited Term High Yield                     %                                   %



     Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. Computations of average annual total return for periods of less than one year represent an annualization of the Portfolio's actual total return.

      Total return for the period indicated for Initial Shares of the following Portfolios was:


NAME OF
PORTFOLIO/INITIAL SHARES    AUGUST 31, 1990 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO  DECEMBER 31, 2002

Quality Bond                                              %
Developing Leaders                                        %
Special Value                                             %

NAME OF
PORTFOLIO/INITIAL SHARES    APRIL 5, 1993 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO DECEMBER 31, 2002

Appreciation                                              %


NAME OF
PORTFOLIO/INITIAL SHARES    MAY 2, 1994 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO DECEMBER 31, 2002

Growth and Income                                         %
International Equity                                      %

NAME OF
PORTFOLIO/INITIAL SHARES     MAY 1, 1996 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO DECEMBER 31, 2002

Disciplined Stock                                         %
International Value                                       %
Small Company Stock                                       %


NAME OF                      APRIL 30, 1997 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO DECEMBER 31, 2002
PORTFOLIO/INITIAL SHARES

Limited Term High                                         %
Yield

NAME OF
PORTFOLIO/INITIAL SHARES     MAY 1, 1997 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO DECEMBER  31, 2002

Balanced                                                  %



      Performance for the Portfolio's Service shares, which commenced operations on December 31, 2000, is based on the performance of the Portfolio's Initial shares prior to December 31, 2000. The historical performance of the Portfolio's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower. Total return for the period indicated for Service Shares of the following portfolios was:


NAME OF                AUGUST 31, 1990 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO DECEMBER 31, 2002
PORTFOLIO/SERVICE
SHARES

Quality Bond                                              %
Developing Leaders                                        %
Special Value                                             %

NAME OF                APRIL 5, 1993 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO DECEMBER 31, 2002
PORTFOLIO/SERVICE
SHARES

Appreciation                                              %

NAME OF
PORTFOLIO/SERVICE      MAY 2, 1994 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO DECEMBER  31, 2002
SHARES

Growth and Income                                         %
International Equity                                      %

NAME OF
PORTFOLIO/SERVICE      MAY 1, 1996 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO DECEMBER 31, 2002
SHARES

Disciplined Stock                                         %
International Value                                       %
Small Company Stock                                       %


NAME OF                APRIL 30, 1997 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO DECEMBER 31, 2002
PORTFOLIO/SERVICE
SHARES

Limited Term High                                         %
Yield

NAME OF
PORTFOLIO/SERVICE      MAY 1, 1997 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO DECEMBER 31, 2002
SHARES

Balanced                                                  %



      Total return is calculated by subtracting the amount of the relevant Portfolio's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

      Performance will vary from time to time and past results are not necessarily representative of future results. Investors should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance. The effective yield and total return for a Portfolio should be distinguished from the rate of return of a corresponding sub-account or investment division of a separate account of a Participating Insurance Company, which rate will reflect the deduction of additional charges, including mortality and expense risk charges, and will therefore be lower. Variable annuity contract holders and variable life insurance policy holders should consult the prospectus for their contract or policy.

      Calculations of the Portfolio's yield or performance information may reflect absorbed expenses pursuant to any undertaking that may be in effect. Comparative performance information may be used from time to time in advertising a Portfolio's shares, including data from the Consumer Price Index, Lipper Analytical Services, Inc., iMoneyNet, Inc.'s Money Fund Report(TM), Money Magazine, Bank Rate Monitor(TM), Standard & Poor's 500 Composite Stock Price Index, Standard & Poor's MidCap 400 Index, Russell 2500(TM) Index, Morgan Stanley Capital International World Index, the Dow Jones Industrial Average, Moody's Bond Survey Bond Index, Lehman Brothers Intermediate Government/Corporate Bond Index, Morningstar, Inc., Value Line Mutual Fund Survey and other indexes and industry publications.

      From time to time, advertising materials for a Portfolio may refer to or discuss then-current or past economic or financial conditions, developments and/or events. Advertising materials for a Portfolio also may refer to Morningstar ratings, Lipper Leader Ratings, and related analyses supporting the rating, and may refer to, or include, commentary by the Portfolio's portfolio managers relating to their investment strategy, asset growth of the Portfolio, current or past business, political, economic or financial conditions and other matters of general interest to shareholders. From time to time, advertising materials may refer to studies performed by The Dreyfus Corporation or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Gender Investment Comparison Study (1996-1997)" or such other studies.

                    INFORMATION ABOUT THE FUND AND PORTFOLIOS

      Each Portfolio's shares (except Money Market Portfolio) are classified into two classes. Each Portfolio share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Each Portfolio share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are freely transferable.

      Under Massachusetts law, shareholders, under certain circumstances, could be held personally liable for the obligations of the Fund. However, the Fund's Trust Agreement ("Trust Agreement") disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Portfolio's property for all losses and expenses of any shareholder held personally liable for the obligations of the Portfolio. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Portfolio. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolio.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for a Portfolio to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Fund is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

      To date, the Board has authorized the creation of twelve Portfolios. All consideration received by the Fund for shares of one of the Portfolios, and all assets in which such consideration is invested, will belong to that Portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one Portfolio would be treated separately from those of the other Portfolios. The Fund has the ability to create, from time to time, new Portfolios without shareholder approval.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of any investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the rule.


     Effective January 2, 2003 and       , 2003 the Developing Leaders Portfolio
changed its name from Small Cap Portfolio and the Limited Term High Yield Portfolio changed its name from Limited Term High Income Portfolio, respectively.


      The Fund sends annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Portfolios' Prospectuses.


      ________________________, independent auditors, have been selected as independent auditors of the Fund.




(PAGE)


                                   APPENDIX A

                                Rating Categories


      Description of certain ratings assigned by S&P, Moody's, and Fitch:


S&P

LONG-TERM

AAA
An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r
The symbol 'r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.
The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.


SHORT-TERM

A-1
A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet is financial commitment on the obligation.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S

LONG-TERM

Aaa
Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A
Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa
Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa
Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca
Bonds rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C
Bonds rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

FITCH

LONG-TERM INVESTMENT GRADE

AAA
HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

LONG-TERM SPECULATIVE GRADE

BB
SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C
HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. 'CC' ratings indicate that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D
DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' ratings indicate potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

SHORT-TERM

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1
HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2
GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3
FAIR CREDIT QUALITY. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B
SPECULATIVE. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C
HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D
DEFAULT. Denotes actual or imminent payment default.

'NR' indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1.'



                                   APPENDIX B


      Set forth below, as to the Money Market Portfolio and to each share Class for each other Portfolio, as applicable, are those shareholders known by the Portfolio to own of record 5% or more of a Class of shares of the Portfolio outstanding as of March 11, 2003:

Appreciation Portfolio

Initial Shares: Transamerica Occidental Life Insurance Co., Separate
               Account VA- 2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record- %;

               Nationwide Life Insurance Co., NWVA-9, c/o IPO Portfolio Accounting, P.O. Box 182029, Columbus, OH 43218-2029-owned of record- %;

               Nationwide Life Insurance Co., NWVA-II, c/o IPO Portfolio Accounting, P.O. Box 182029, Columbus, OH 43218-2029-owned of record- %;

               First Transamerica Life Insurance Co., 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

               Travelers Fund U, 5MS Bob Iagrossi, One Tower Square, Hartford, CT 06182-0003-owned of record- %;

Service Shares: Transamerica Occidental Life Insurance Co., Separate Account VA-
                2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                Metlife Investors Life Insurance Co., Attn: Shar Nevenhoven, 4700 Westown Pkwy, Suite 200W, Des Moines, IA 50266-6718-owned of record- %;

                First Transamerica Life Insurance Co., 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

Balanced Portfolio

Initial Shares: Transamerica Occidental Life Insurance Co., Separate Account VA-
                2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                First Transamerica Life Insurance Co., Separate Acct., VA-2LNY, Acct. Dept., 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %; Service Shares: Transamerica Occidental Life Insurance Co., Separate Account VA- 2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE,
                Cedar Rapids, IA 52499-0001-owned of record- %;

                First Transamerica Life Insurance Co., 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

Disciplined Stock Portfolio

Initial Shares: Transamerica Occidental Life Insurance Co., Separate Account VA-
                2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                First Transamerica Life Insurance Co., 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                Transamerica Life Insurance Co., 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

Service Shares:  Transamerica Occidental Life Insurance Co., Separate Account
                 VA-2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                 First Transamerica Life Insurance Co., 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

Growth and Income Portfolio

Initial Shares:  Transamerica Occidental Life Insurance Co., Separate Account
                 VA-2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                 Nationwide Life Insurance Co., NWVA-II, c/o IPO Portfolio Accounting, P.O. Box 182029, Columbus, OH 43218-2029-owned of record- %;

                 First Transamerica Life Insurance Co., 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

Service Shares:  Transamerica Occidental Life Insurance Co., Separate Account
                 VA-2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                 First Transamerica Life Insurance Co., 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

International Equity Portfolio

Initial Shares:  Transamerica Occidental Life Insurance Co., Separate Account
                 VA-2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                  First Transamerica Life Insurance Co., 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

Service Shares:   Transamerica Occidental Life Insurance Co., Separate Account
                  VA-2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE,
                  Cedar Rapids, IA 52499-0001-owned of record- %;

International Value Portfolio

Initial Shares:   Transamerica Occidental Life Insurance Co., Separate Account
                  VA-2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE,
                  Cedar Rapids, IA 52499-0001-owned of record- %;

                  Conseco Variable Insurance Company, Attn: Carla Higgs, Dept. Separate A, 11825 N. Pennsylvania Street, Carmel, IN 46032-4555-owned of record- %;

                  First Transamerica Life Insurance Co., Separate Account, VA 2LNY, Acct. Department, 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

Service Shares:   Transamerica Occidental Life Insurance Co., Separate Account,
                  Accounting Department, P.O. Box 4333 Edgewood Road, NE, Cedar
                  Rapids, IA 52499-0001-owned of record- %;

Limited Term High Yield Portfolio

Initial Shares:   Transamerica Occidental Life Insurance Co., Separate Account
                  VA-2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE,
                  Cedar Rapids, IA 52499-0001-owned of record- %;

                  First Transamerica Life Insurance Co., Separate Account, VA-2LNY, Accounting Department, 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

Service Shares:   Transamerica Occidental Life Insurance Co., Separate Account
                  VA-2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE,
                  Cedar Rapids, IA 52499-0001-owned of record- %;

                  First Transamerica Life Insurance Co., 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

Money Market Portfolio

                  Transamerica Occidental Life Insurance Co., Separate Account VA-2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                  First Transamerica Life Insurance Co., Separate Account, VA-2LNY, Accounting Department, 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                  Annuity Investors Life Insurance, Attn: Chris Accurso, P.O. Box 5423, Cincinnati, OH 45201-5423-owned of record- %;

                  AGL Life Assurance Insurance Co., Separate A/610 ,
                  W Germantown Pike, Suite 460, Plymouth Meeting, PA-owned of record- %;

Quality Bond Portfolio

Initial Shares:   Transamerica Occidental Life Insurance Co., Separate Account
                  VA-2L, Accounting Department, P.O. Box 4333 Edgewood Road,
                  NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                  American General Life Insurance Co., Signature II A, c/o Variable Product a/c 5-36, P.O. Box1591, Houston, TX 77251-1591-owned of record- %;

                  First Transamerica Life Insurance Co., Separate Account, VA-2LNY, Accounting Department, 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                  Nationwide Life Insurance, Nationwide Multi-Flex (FEA) c/o IPO Portfolio Accounting, P.O. Box 182029 Columbus,
                  OH 43218-2029-owned of record- %;

                  Service Shares:   Transamerica Occidental Life Insurance Co.,
                  Separate Account VA-2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                  First Transamerica Life Insurance Co., 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;



Developing Leaders Portfolio

Initial Shares:   Transamerica Occidental Life Insurance Co., Separate Account
                  VA-2L, Accounting Department, P.O. Box 4333 Edgewood Road,
                  NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                  Travelers Insurance Company, Attn: Shareholder Accounting 6M, One Tower Square, Hartford, CT 06183-0002-owned of record- %;

                  Nationwide Insurance Company, SBL-NWMF, c/o IPO Portfolio Accounting, P.O. Box 182029, Columbus, OH 43218-2029-owned of record- %;

                  Lincoln National Life Insurance, Mutual Fund Accounting-4C01, 1300 Clinton Street, Fort Wayne, IN 46802-3518-owned of record- %;

                  Travelers Fund U, 5MS Bob Iagrossi, One Tower Square, Hartford, CT 06183-6100-owned of record- %;

                  First Transamerica Life Insurance Co., 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

Service Shares:   Transamerica Occidental Life Insurance Co., Separate Account
                  VA-2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE,
                  Cedar Rapids, IA 52499-0001-owned of record- %;

                  Farmer New World Life Insurance Co., Variable Annuity, Attn:
                  Joann M. Bronson, 3003 77th Avenue, SE, Mercer Island,
                  WA 98040-2890-owned of record- %;

                  First Transamerica Life Insurance Co., 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

Small Company Stock Portfolio

Initial Shares: Transamerica Occidental Life Insurance Co., Separate Account VA-
                2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                First Transamerica Life Insurance Co., Separate Account, VA-2LNY, Accounting Department, 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                AIG Life Insurance Co, Separate Account I, Variable Accounting,
                Attn: Ed Bacon, P.O. Box, 8718, Wilmington, DE 19899-8718-owned of record- 2%;

                Transamerica Life Insurance Co., 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                American Fidelity, Separate Account B, 2000 N. Classen Blvd., Oklahoma City, OK 73106-6023-owned of record- %;

Service Shares: Transamerica Occidental Life Insurance Co., Separate Account
                VA-2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record- %;

Special Value Portfolio

Initial Shares: Transamerica Occidental Life Insurance Co., Separate Account
                VA-2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE, Cedar Rapids,IA 52499-0001-owned of record- %;

                First Transamerica Life Insurance Co., Separate Account, VA-2LNY, Accounting Department, 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %;

Service Shares: Transamerica Occidental Life Insurance Co., Separate Account
                VA-2L, Accounting Department, P.O. Box 4333 Edgewood Road, NE, Cedar Rapids, IA 52499-0001-owned of record- %;

                First Transamerica Life Insurance Co., 4333 Edgewood Rd., NE, Cedar Rapids, IA 52499-0001-owned of record- %.




                              DREYFUS VARIABLE INVESTMENT FUND

                                 PART C. OTHER INFORMATION
                              --------------------------------

Item 23.    Exhibits
-------     ----------


     (a) Registrant's Agreement and Declaration of Trust and Articles of Amendment are incorporated by reference to Exhibit (l) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 19, 1995.

     (b) Registrant's By-Laws, as amended are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on September 20, 1997.

     (d)  Investment Advisory Agreement is incorporated by reference to Exhibit
          (5)(a) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on April 17, 1997.

   (d)(2) Sub-Investment Advisory Agreement is incorporated by reference to Exhibit (5)(c) of Post-Effective Amendment No. 13 to the Registration Statement on Form-N-1A, filed on April 19, 1995.


   (d)(3) Sub-Investment Advisory Agreement between Newton Capital Management Limited and the Registrant's International Equity Portfolio is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 29 to the Registration Statement on Form-N-1A, filed on January 31, 2002.



   (d)(4) Sub-Investment Advisory Agreement between Jennison Associates LLC and the Registrant's Special Value Portfolio.


     (e) Distribution Agreement and Forms of Service Agreements is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on April 27, 2000.

   (g)(1) Amendment to Custody Agreement between the Registrant and The Bank of New York is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed on January 31, 2002.

  (g)(1a) Foreign Custody Manager Agreement between the Registrant and The
          Bank of New York is incorporated by reference to Exhibit (g)(1a) of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed on January 31, 2002.

     (g) (2) Form of Custody Agreement between the Registrant and Mellon Bank, N.A. is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed on January 31, 2002.


     (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 19, 1995.

     (j) Consent of Independent Auditors is incorporated by reference to Exhibit (j) of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on March 28, 2002.

     (m) Distribution (12b-1) Plan is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on October 31, 2000.

     (o) Rule 18f-3 Plan is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on October 31, 2000.

     (p) Code of Ethics adopted by Registrant and its investment adviser and principal underwriter is incorporated by reference to Exhibit (p) of Post-Effective No. 27 to the Registration Statement on Form N-1A, filed on December 29, 2000.

   (p)(2) Code of Ethics adopted by the Sub-Investment Adviser to Registrant's of Appreciation Portfolio is incorporated by reference to Exhibit
          (p)(2) Post-Effective No. 27 to the Registration Statement on Form N-1A, filed on December 29, 2000.

   (p)(3) Code of Ethics adopted by the Sub-Investment Adviser to Registrant's of International Equity Portfolio is incorporated by reference to Exhibit (p)(3) of Post-Effective No. 29 to the Registration Statement on Form N-1A, filed on January 31, 2002.


   (p)(4) Code of Ethics adopted by the Sub-Investment Adviser to Registrant's of Special Value Portfolio.


Item 23.    Exhibits. - List (continued)
-------     -----------------------------

            Other Exhibits
            --------------

                  (a) Powers of Attorney of the Board members and officers.

                  (b) Certificate of Assistant Secretary.


Item 24. Persons Controlled by or under Common Control with Registrant.
-------     -------------------------------------------------------

            Not Applicable


Item 25.    Indemnification
-------     ---------------

            The Statement as to the general effect of any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 20 to the Registration Statement on From N-1A, filed on September 29, 1997.

            Reference is also made to the Distribution Agreement as incorporated by Exhibit (e) of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on April 27, 2000.




Item 26(a). Business and Other Connections of Investment Adviser.
-------     ----------------------------------------------------


            The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.



ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)

                OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                 DATES

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

STEPHEN R. BYERS                   Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director, Vice Chairman, and                                             President                     9/02 - 11/02
Chief Investment Officer
                                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present

                                   Founders Asset Management,            Member, Board of Managers     6/02 - Present
                                   LLC****

                                   Dreyfus Investment Advisors,          Chief Investment Officer      2/02 - Present
                                   Inc. ++                               and Director

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                    Vice Chairman                 6/01 - Present
Chief Operating Officer
                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - Present

                                   Dreyfus Investment                    Chairman of the Board         1/97 - 2/02
                                   Advisors, Inc.++                      Director                      5/95 - 2/02
                                                                         President                     5/95 - 2/02

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of              12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

J. CHARLES CARDONA                 Dreyfus Investment Advisors,          Chairman of the Board         2/02 - Present
Director and Vice Chairman         Inc.++

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Service Corporation++         Executive Vice President      2/97 - Present
                                                                         Director                      8/00 - Present

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                      12/94 - Present
Vice Chairman

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation +        Vice Chairman                 9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director        2/99 - Present
                                   Inc.
                                   Medford, MA

                                   TBC Securities Co., Inc.              President and Director        2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc. *            Chairman & CEO                1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                1/99 - Present
                                   Company*

                                   Mellon Private Trust Co., N.A.        Chairman                      4/97 - 8/00
                                   2875 Northeast 191st Street,          Director                      4/97 - 8/00
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                      10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee Member    8/98 - Present

                                   Mellon Bank, N.A. +                   Vice Chairman                 8/01 - Present
                                                                         Exec. Management Group
                                                                         Exec. Vice President          8/01 - Present
                                                                                                       2/99 - 9/01
                                   Mellon Trust of New York National     Chairman                      4/98 - 8/00
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - 8/00
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street,          Director                      11/98 - Present
                                   North Miami, FL 33180

                                   Mellon Asset Holding's, Inc. +        President                     3/99 - Present
                                                                         Director                      6/99 - Present

                                   Mellon Global Investing Corp. +       President                     1/00 - Present

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

MICHAEL G. MILLARD                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director and President                                                   Vice President                9/02 - 11/02

                                   Dreyfus Service Corporation++         Chairman of the Board         4/02 - Present
                                                                         Chief Executive Officer       4/02 - Present
                                                                         Director                      8/00 - Present
                                                                         Executive Vice President      8/00 - 5/02
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division

                                   Dreyfus Service Organization, Inc.    Director                      4/02 - Present

                                   Dreyfus Insurance Agency of           Director                      4/02 - Present
                                   Massachusetts Inc. ++

                                   Founders Asset Management             Member, Board of Managers     5/01 - Present
                                   LLC****
                                   Boston Safe Advisors, Inc. ++         Director                      10/01 - Present

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
and Director                       Mellon Bank, N.A. +                   Vice Chairman                 6/01 - Present

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - Present

                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*


                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company* Member
                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee           10/98 - Present
                                   London, England Member
                                                                         Director                      10/98 - Present

                                   Mellon Global Investments Japan Ltd.  Non-Resident Director         11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc. ++         Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present

                                   Mellon Global Investing Corp. *       Director                      5/97 - Present
                                                                         Chairman                      5/97 - Present
                                                                         Chief Executive Officer       5/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - 10/01

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   MBSC, LLC++                           Manager, Board of Managers    4/02 - Present
                                                                         and President

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Transfer, Inc.++             Chairman and Director         2/02 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.*

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 -1/2
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, N.A.+                    Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - 4/02

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

DIANE P. DURNIN                    Seven Six Seven Agency, Inc. ++       Director                      4/02 - Present
Executive Vice President

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Controller                                                               Vice President and            9/02 - Present
                                                                         Treasurer

                                                                         Chief Financial Officer
                                   The Dreyfus Trust Company+++          Treasurer                     3/99 - Present
                                                                         Director                      9/98 - Present
                                                                                                       3/97 - Present

                                   MBSC, LLC++                           Chief Financial Officer and   4/02 - Present
                                                                         Manager, Board of Managers
                                   Boston Safe Advisors, Inc. ++         Chief Financial Officer and   10/01 - Present
                                                                         Director

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit               Treasurer                     10/98 - Present
                                   Corporation ++

                                   Dreyfus Investment Advisors, Inc. ++  Treasurer                     10/98 - Present

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   c/o Mellon Corporation                Director                      2/02 - Present
                                   Two Greenville Center
                                   4001 Kennett Pike
                                   Suite 218
                                   Greenville, DE 19807

                                   The TruePenny Corporation++           Vice President                10/98 - Present
                                                                         Director                      2/02 - Present

                                   The Trotwood Corporation++            Vice President                10/98 - 7/99

                                   Trotwood Hunters Corporation++        Vice President                10/98 - 7/99

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - 7/99

                                   Dreyfus Transfer, Inc. ++             Chief Financial Officer       5/98 - Present

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.*

MARY BETH LEIBIG                   None
Vice President -
Human Resources

ANGELA E. PRICE                    None
Vice President

THEODORE A. SCHACHAR               Lighthouse Growth Advisors LLC++      Assistant Treasurer           9/02 - Present
Vice President - Tax
                                   Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present

                                   MBSC, LLC++                           Vice President -Tax           4/02 - Present

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++
WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit           Vice President and Director   2/02 - Present
                                   Corporation++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc. ++             Vice President                2/97 - Present
Assistant Secretary                                                      Director                      2/97 - Present
                                                                         Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++

*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.




ITEM 26(b). Business and Other Connections of Sub-Investment Adviser

Registrant is fulfilling the requirement of this Item 26(b) to provide a list of the officers and directors of Fayez Sarofim & Co., the sub-investment adviser of the Appreciation Portfolio, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Fayez Sarofim & Co., or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Fayez Sarofim & Co. (SEC File No. 801-1725).

Registrant is fulfilling the requirement of this Item 26(b) to provide a list of the officers and directors of Jennison Associates LLP, the sub-investment adviser of the Special Value Portfolio, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Jennison Associates LLP, or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Jennison Associates LLP (SEC File No. 801-5608).



Item 27.    Principal Underwriters
________    ______________________

   (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)       CitizensSelect Funds
2)       Dreyfus A Bonds Plus, Inc.
3)       Dreyfus Appreciation Fund, Inc.
4)       Dreyfus Balanced Fund, Inc.
5)       Dreyfus BASIC Money Market Fund, Inc.
6)       Dreyfus BASIC Municipal Fund, Inc.
7)       Dreyfus BASIC U.S. Mortgage Securities Fund
8)       Dreyfus BASIC U.S. Government Money Market Fund
9)       Dreyfus California Intermediate Municipal Bond Fund
10)      Dreyfus California Tax Exempt Bond Fund, Inc.
11)      Dreyfus California Tax Exempt Money Market Fund
12)      Dreyfus Cash Management
13)      Dreyfus Cash Management Plus, Inc.
14)      Dreyfus Connecticut Intermediate Municipal Bond Fund
15)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
16)      Dreyfus Fixed Income Securities
17)      Dreyfus Florida Intermediate Municipal Bond Fund
18)      Dreyfus Florida Municipal Money Market Fund
19)      Dreyfus Founders Funds, Inc.
20)      The Dreyfus Fund Incorporated
21)      Dreyfus GNMA Fund, Inc.
22)      Dreyfus Government Cash Management Funds
23)      Dreyfus Growth and Income Fund, Inc.
24)      Dreyfus Growth and Value Funds, Inc.
25)      Dreyfus Growth Opportunity Fund, Inc.
26)      Dreyfus Index Funds, Inc.
27)      Dreyfus Institutional Cash Advantage Funds
28)      Dreyfus Institutional Money Market Fund
29)      Dreyfus Institutional Preferred Money Market Funds
30)      Dreyfus Insured Municipal Bond Fund, Inc.
31)      Dreyfus Intermediate Municipal Bond Fund, Inc.
32)      Dreyfus International Funds, Inc.
33)      Dreyfus Investment Grade Bond Funds, Inc.
34)      Dreyfus Investment Portfolios
35)      The Dreyfus/Laurel Funds, Inc.
36)      The Dreyfus/Laurel Funds Trust
37)      The Dreyfus/Laurel Tax-Free Municipal Funds
38)      Dreyfus LifeTime Portfolios, Inc.
39)      Dreyfus Liquid Assets, Inc.
40)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
41)      Dreyfus Massachusetts Municipal Money Market Fund
42)      Dreyfus Massachusetts Tax Exempt Bond Fund
43)      Dreyfus Midcap Index Fund, Inc.
44)      Dreyfus Money Market Instruments, Inc.
45)      Dreyfus Municipal Bond Fund, Inc.
46)      Dreyfus Municipal Cash Management Plus
47)      Dreyfus Municipal Money Market Fund, Inc.
48)      Dreyfus New Jersey Intermediate Municipal Bond Fund
49)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
50)      Dreyfus New York Municipal Cash Management
51)      Dreyfus New York Tax Exempt Bond Fund, Inc.
52)      Dreyfus New York Tax Exempt Intermediate Bond Fund
53)      Dreyfus New York Tax Exempt Money Market Fund
54)      Dreyfus U.S. Treasury Intermediate Term Fund
55)      Dreyfus U.S. Treasury Long Term Fund
56)      Dreyfus 100% U.S. Treasury Money Market Fund
57)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
58)      Dreyfus Pennsylvania Municipal Money Market Fund
59)      Dreyfus Premier California Municipal Bond Fund
60)      Dreyfus Premier Equity Funds, Inc.
61)      Dreyfus Premier Fixed Income Funds
62)      Dreyfus Premier International Funds, Inc.
63)      Dreyfus Premier GNMA Fund
64)      Dreyfus Premier Municipal Bond Fund
65)      Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
66)      Dreyfus Premier New Leaders Fund, Inc.
67)      Dreyfus Premier New York Municipal Bond Fund
68)      Dreyfus Premier Opportunity Funds
69)      Dreyfus Premier State Municipal Bond Fund
70)      The Dreyfus Premier Third Century Fund, Inc.
71)      Dreyfus Premier Value Equity Funds
72)      Dreyfus Premier Worldwide Growth Fund, Inc.
73)      Dreyfus Short-Intermediate Government Fund
74)      Dreyfus Short-Intermediate Municipal Bond Fund
75)      The Dreyfus Socially Responsible Growth Fund, Inc.
76)      Dreyfus Stock Index Fund, Inc.
77)      Dreyfus Tax Exempt Cash Management
78)      Dreyfus Treasury Cash Management
79)      Dreyfus Treasury Prime Cash Management
80)      Dreyfus Variable Investment Fund
81)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
82)      General California Municipal Bond Fund, Inc.
83)      General California Municipal Money Market Fund
84)      General Government Securities Money Market Funds, Inc.
85)      General Money Market Fund, Inc.
86)      General Municipal Bond Fund, Inc.
87)      General Municipal Money Market Funds, Inc.
88)      General New York Municipal Bond Fund, Inc.
89)      General New York Municipal Money Market Fund
90)      Mellon Funds Trust




(b)

                                                                                                                       Positions and
Name and principal                                                                                                     offices with
business address                              Positions and offices with the Distributor                               Registrant
----------------                              ------------------------------------------                               ----------

Michael G. Millard *                          Chief Executive Officer and Chairman of the Board                        None
J. David Officer *                            President and Director                                                   None
J. Charles Cardona *                          Executive Vice President and Director                                    None
Anthony DeVivio **                            Executive Vice President and Director                                    None
Jude C. Metcalfe **                           Executive Vice President                                                 None
Irene Papadoulis **                           Director                                                                 None
David K. Mossman **                           Executive Vice President                                                 None
Laura Mulhall *                               Executive Vice President                                                 None
Prasanna Dhore *                              Executive Vice President                                                 None
Noreen Ross *                                 Executive Vice President                                                 None
Matthew R. Schiffman*                         Executive Vice President                                                 None
William H. Maresca *                          Chief Financial Officer and Director                                     None
James Book ***                                Senior Vice President                                                    None
Ken Bradle **                                 Senior Vice President                                                    None
Stephen R. Byers *                            Senior Vice President                                                    None
Lawrence S. Kash*                             Senior Vice President                                                    None
Walter Kress *                                Senior Vice President                                                    None
Matthew Perrone **                            Senior Vice President                                                    None
Bradley J. Skapyak *                          Senior Vice President                                                    None
Bret Young *                                  Senior Vice President                                                    None
Jane Knight *                                 Chief Legal Officer and Secretary                                        None
Stephen Storen *                              Chief Compliance Officer                                                 None
John Geli **                                  Vice President                                                           None
Maria Georgopoulos *                          Vice President - Facilities Management                                   None
William Germenis *                            Vice President - Compliance                                              None
Tracy Hopkins *                               Vice President                                                           None
Hal Marshall *                                Vice President - Compliance                                              None
Mary Merkle *                                 Vice President - Compliance                                              None
Paul Molloy *                                 Vice President                                                           None
James Muir *                                  Vice President - Compliance                                              None
B.J. Ralston **                               Vice President                                                           None
Theodore A. Schachar *                        Vice President - Tax                                                     None
William Schalda *                             Vice President                                                           None
James Windels *                               Vice President                                                           Treasurer
James Bitetto *                               Assistant Secretary                                                      None
Ronald Jamison *                              Assistant Secretary                                                      None
Carlene Kim *                                 Assistant Secretary                                                      None


*               Principal business address is 200 Park Avenue, New York, NY 10166.
**              Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***             Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.


Item 28. Location of Accounts and Records

-------  --------------------------------

                  1.       Mellon Bank, N.A.
                           One Mellon Bank Center
                           Pittsburgh, Pennsylvania 15258

                  2.       The Bank of New York
                           100 Church Street
                           New York, New York 10007-2635

                  3.       Boston Financial Services, Inc.
                           One American Express Plaza
                           Providence, Rhode Island 02903

                  4.       The Dreyfus Corporation
                           200 Park Avenue
                           New York, New York 10166

Item 29. Management Services

-------  -------------------

                  Not Applicable

Item 30. Undertakings

-------  ------------

                  None




                                   SIGNATURES
                                  -------------


      Pursuant to the requirements of the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 7th day of February 2003.


                        DREYFUS VARIABLE INVESTMENT FUND

                           BY: /s/ Stephen E. Canter*
                                   ------------------
                                   Stephen E. Canter, PRESIDENT

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Signatures                     Title                          Date
----------------------------     ----------------------                 -------

/s/ Stephen E. Canter       *    President                            02/7/03
----------------------------     (Principal Executive Officer)
Stephen E. Canter


/s/ Jim Windels             *    Treasurer                             02/7/03
----------------------------     (Principal Financial and
Jim Windels                      Accounting Officer)

/s/ Joseph S. DiMartino     *    Chairman of the Board of Trustees     02/7/03
----------------------------
Joseph S. DiMartino


/s/ David P. Feldman        *    Trustee                               02/7/03
----------------------------
David P. Feldman


/s/ James F. Henry           *   Trustee                               02/7/03
----------------------------
James F. Henry


/s/ Rosalind G. Jacobs       *   Trustee                               02/7/03
----------------------------
Rosalind G. Jacobs


/s/ Paul A. Marks            *   Trustee                               02/7/03
----------------------------
Paul A. Marks


/s/ Martin Peretz            *   Trustee                               02/7/03
--------------------------
Martin Peretz


/s/ Bert W. Wasserman        *   Trustee                               02/7/03
--------------------------
Bert W. Wasserman



*BY:  /s/ Robert R. Mullery
          --------------------
          Robert R. Mullery
          Attorney-in-Fact





                                     INDEX OF EXHIBITS


Exhibits

      (d)(4) Sub-Investment Advisory Agreement between Jennison Associates LLC and the Special Value
                  Portfolio..................................................

      (p)(4)      Code of Ethics adopted by the Sub-Investment Adviser to
                  Registrant's of Special Value Portfolio...............

Other Exhibits

      (a)   Powers of Attorney dated December 11, 2000.....................
            Powers of Attorney dated November 15, 2001.....................

      (b)   Certificate of Assistant Secretary.............................